UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2012

                                                                      (Form N-Q)

48481-0512                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT -- At March 31, 2012, the Fund's investment in the Series was $398,672,000, at value, representing 99.98% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of March 31, 2012:

 Valuation Inputs                                       Investment in the Series
--------------------------------------------------------------------------------
 Level 1 - Quoted Prices                                                      $-
 Level 2 - Other Significant Observable Inputs                       398,672,000
 Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
 Total                                                              $398,672,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2012 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.4%
AAR Corp.                                                              5,401       $     98,568
Aerosonic Corp. (a)                                                      200                492
AeroVironment, Inc. (a)                                                2,461             65,979
Alliant Techsystems, Inc.                                              4,467            223,886
Arotech Corp. (a)                                                      4,742              5,880
Astronics Corp. (a)                                                    1,441             50,377
Astrotech Corp. (a)                                                    6,283              5,340
Aviation General, Inc. (a)                                             1,200                  -
BE Aerospace, Inc. (a)                                                12,896            599,277
Ceradyne, Inc.                                                         3,072            100,024
CPI Aerostructures, Inc. (a)                                             676             10,052
Cubic Corp.                                                            2,145            101,416
Curtiss-Wright Corp.                                                   6,167            228,241
Ducommun, Inc. (a)                                                     1,365             16,244
Esterline Technologies Corp. (a)                                       4,054            289,699
Exelis, Inc.                                                          25,039            313,488
GenCorp, Inc. (a)                                                      7,480             53,108
Heico Corp., Class A                                                   4,828            193,844
Hexcel Corp. (a)                                                      13,152            315,780
Huntington Ingalls Industries, Inc. (a)                                6,091            245,102
Innovative Solutions & Support, Inc. (a)                               3,826             16,873
Kratos Defense & Security Solutions, Inc. (a)                          4,759             25,413
LMI Aerospace, Inc. (a)                                                1,409             25,644
Mantech International Corp., Class A                                   2,944            101,450
Moog, Inc., Class A (a)                                                5,559            238,426
Orbital Sciences Corp. (a)                                             7,828            102,938
RBC Bearings, Inc. (a)                                                 2,938            135,530
Smith & Wesson Holding Corp. (a)                                       8,878             68,805
Spirit AeroSystems Holdings, Inc., Class A (a)                        15,676            383,435
Sturm Ruger & Co., Inc.                                                2,595            127,415
Taser International, Inc. (a)                                          7,804             33,869
Teledyne Technologies, Inc. (a)                                        4,890            308,314
TransDigm Group, Inc. (a)                                              6,193            716,902
Triumph Group, Inc.                                                    5,184            324,829
VSE Corp.                                                                598             14,836
                                                                                   ------------
                                                                                      5,541,476
-----------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)                                 3,503            172,383
-----------------------------------------------------------------------------------------------
AIRLINES - 0.4%
Alaska Air Group, Inc. (a)                                             9,649            345,627
Delta Air Lines, Inc. (a)                                            113,399          1,123,784
                                                                                   ------------
                                                                                      1,469,411
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.1%
Amyris, Inc. (a)                                                       2,941             15,234
Ascent Solar Technologies, Inc. (a)                                    7,412              4,670
BioFuel Energy Corp. (a)                                               4,600              2,990
DayStar Technologies, Inc. (a)                                         2,334                524
FuelCell Energy, Inc. (a)                                             17,548             27,550
Green Plains Renewable Energy, Inc. (a)                                3,319             35,812
GreenHunter Energy, Inc. (a)(b)                                        3,123              7,745
GT Advanced Technologies, Inc. (a)                                    16,962            140,276
Hoku Corp. (a)(b)                                                      4,922              3,076
KiOR, Inc. (a)                                                           650              8,691
Ocean Power Technologies, Inc. (a)                                     1,816              5,557
Pacific Ethanol, Inc. (a)                                              4,744              5,218
Plug Power, Inc. (a)(b)                                                3,342              4,378
Rex American Resources Corp. (a)                                       1,006             30,884
Solazyme, Inc. (a)                                                     3,139             45,924
STR Holdings, Inc. (a)                                                 5,665             27,419
Verenium Corp. (a)                                                     2,654             11,014
Westinghouse Solar, Inc. (a)(b)                                        4,371              2,404
                                                                                   ------------
                                                                                        379,366
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS - 0.1%
Cooper Tire & Rubber Co.                                               8,234            125,321
Dana Holding Corp.                                                    19,518            302,529
                                                                                   ------------
                                                                                        427,850
-----------------------------------------------------------------------------------------------
AUTOMOBILES - 0.6%
General Motors Co. (a)(b)                                             77,240          1,981,206
Tesla Motors, Inc. (a)(b)                                              7,372            274,533
                                                                                   ------------
                                                                                      2,255,739
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)                       8,869            103,856
Amerigon, Inc. (a)                                                     3,155             51,048
Dorman Products, Inc. (a)                                              1,744             88,246
Exide Technologies (a)                                                10,415             32,599
Federal-Mogul Corp., Class A (a)                                       3,196             55,003
Fuel Systems Solutions, Inc. (a)                                       2,085             54,544
Gentex Corp.                                                          19,061            466,994
Lear Corp.                                                            13,683            636,123
LKQ Corp. (a)                                                         19,551            609,405
LoJack Corp. (a)                                                       3,917             15,550
Modine Manufacturing Co. (a)                                           6,082             53,704
Motorcar Parts of America, Inc. (a)                                    1,127             10,842
Quantum Fuel Systems Technologies Worldwide, Inc. (a)                  2,934              2,024
Shiloh Industries, Inc.                                                  819              7,805
Standard Motor Products, Inc.                                          2,724             48,324
Stoneridge, Inc. (a)                                                   3,385             33,478
Strattec Security Corp.                                                  500             11,700
Superior Industries International, Inc.                                3,105             60,672
Tenneco, Inc. (a)                                                      8,065            299,615
TRW Automotive Holdings Corp. (a)                                     13,877            644,587
U.S. Auto Parts Network, Inc. (a)                                      3,164             11,422
Visteon Corp. (a)                                                      6,912            366,336
WABCO Holdings, Inc. (a)                                               8,799            532,163
                                                                                   ------------
                                                                                      4,196,040
-----------------------------------------------------------------------------------------------
BANKS - 5.0%
1st Source Corp.                                                       1,917             46,909

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        1

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
1st United Bancorp, Inc. (a)                                          4,861        $     29,409
Alliance Financial Corp.                                                860              26,067
Ameriana Bancorp                                                        200                 948
American National BankShares, Inc.                                    1,371              29,202
Ameris Bancorp (a)                                                    3,408              44,781
Ames National Corp.                                                   1,139              27,108
Arrow Financial Corp.                                                 1,873              45,701
Associated Banc-Corp.                                                23,291             325,142
Astoria Financial Corp.                                              11,989             118,212
Atlantic Coast Financial Corp. (a)                                      451               1,073
Bancfirst Corp.                                                       1,010              43,996
Bancorp of New Jersey, Inc.                                           1,300              12,311
The Bancorp, Inc. (a)                                                 4,791              48,102
BancorpSouth, Inc.                                                   10,443             140,667
BancTrust Financial Group, Inc. (a)                                   6,004               8,646
Bank Mutual Corp.                                                     6,728              27,181
Bank of Hawaii Corp.                                                  6,321             305,620
Bank of Kentucky Financial Corp.                                        652              16,776
Bank of Marin Bancorp                                                   898              34,133
Bank of the Ozarks, Inc. (c)                                          3,714             116,100
BankAtlantic Bancorp, Inc. (a)                                        1,474               6,043
BankFinancial Corp.                                                   3,143              20,807
BankUnited, Inc.                                                      5,533             138,325
Banner Corp.                                                          2,352              51,815
Bar Harbor Bankshares                                                 1,033              34,337
BCB Bancorp, Inc.                                                     2,331              23,298
Beneficial Mutual Bancorp, Inc. (a)                                   5,349              46,750
Berkshire Bancorp, Inc. (a)                                             733               5,065
Berkshire Hills Bancorp, Inc.                                         3,009              68,966
BofI Holding, Inc. (a)                                                1,466              25,039
BOK Financial Corp.                                                   3,568             200,807
Boston Private Financial Holdings, Inc.                              10,579             104,838
Bridge Bancorp, Inc.                                                  1,437              30,134
Bridge Capital Holdings (a)                                             955              12,854
Brookline Bancorp, Inc.                                               9,649              90,411
Bryn Mawr Bank Corp.                                                  1,719              38,574
California First National Bancorp                                       841              12,901
Camco Financial Corp. (a)                                               894               2,503
Camden National Corp.                                                 1,179              41,442
Cape Bancorp, Inc. (a)                                                2,315              18,474
Capital Bank Corp. (a)                                                3,155               7,067
Capital City Bank Group, Inc.                                         2,011              14,982
CapitalSource, Inc.                                                  36,712             242,299
Capitol Federal Financial, Inc.                                      22,722             269,483
Cardinal Financial Corp.                                              4,083              46,138
Cascade Bancorp (a)                                                   2,668              15,154
Cathay General Bancorp                                               10,515             186,115
Center Bancorp, Inc.                                                  2,206              22,126
Centerstate Banks, Inc.                                               4,087              33,350
Central Pacific Financial Corp. (a)                                     344               4,455
Century Bancorp, Inc., Class A                                          731              19,956
CFS Bancorp, Inc.                                                     2,109              11,494
Chemical Financial Corp.                                              3,439              80,610
Chicopee Bancorp, Inc. (a)                                            2,307              33,452
Citizens & Northern Corp.                                             1,826              36,520
Citizens Republic Bancorp, Inc. (a)                                   5,463              85,277
Citizens South Banking Corp.                                          3,414              15,534
City Holding Co.                                                      2,078              72,148
City National Corp.                                                   6,585             345,515
Clifton Savings Bancorp, Inc.                                         2,069              21,580
CNB Financial Corp.                                                   1,496              24,998
CoBiz Financial, Inc.                                                 5,224              36,934
Colony Bankcorp, Inc. (a)                                               750               2,903
Columbia Banking System, Inc.                                         5,310             120,962
Commerce Bancshares, Inc.                                            10,687             433,037
Community Bank System, Inc.                                           5,277             151,872
Community Trust Bancorp, Inc.                                         1,975              63,338
Cullen/Frost Bankers, Inc.                                            7,823             455,220
CVB Financial Corp.                                                  12,667             148,711
Dime Community Bancshares, Inc.                                       4,356              63,641
Doral Financial Corp. (a)                                            17,589              27,087
Eagle Bancorp, Inc. (a)                                               2,776              46,470
East-West Bancorp, Inc.                                              19,881             459,052
Eastern Virginia Bankshares, Inc. (a)                                 2,156               7,783
Encore Bancshares, Inc. (a)                                           1,547              31,512
Enterprise Bancorp, Inc.                                                804              13,218
Enterprise Financial Services Corp.                                   2,651              31,123
ESB Financial Corp.                                                   1,979              28,537
ESSA Bancorp, Inc.                                                    2,145              21,021
F.N.B. Corp.                                                         18,699             225,884
Farmers Capital Bank Corp. (a)                                        1,981              11,886
Fidelity Southern Corp.                                               1,007               6,787
Financial Institutions, Inc.                                          1,961              31,709
First Bancorp, Inc.                                                   1,772              26,279
First Bancorp, North Carolina                                         2,460              26,888
First Bancorp, Puerto Rico (a)                                        4,221              18,572
First Busey Corp.                                                    11,386              56,247
First California Financial Group, Inc. (a)                            5,262              30,677
First Citizens Banc Corp.                                             1,258               7,032
First Citizens BancShares, Inc., Class A                                767             140,123
First Commonwealth Financial Corp.                                   14,043              85,943
First Community Bancshares, Inc.                                      2,285              30,528
First Connecticut Bancorp, Inc.                                       2,644              34,874
First Defiance Financial Corp.                                        1,557              26,251
First Federal Bancshares of Arkansas, Inc. (a)                        1,387               9,459
First Financial Bancorp                                               7,799             134,923
First Financial Bankshares, Inc.                                      4,240             149,290
First Financial Corp.                                                 1,585              50,324
First Financial Holdings, Inc.                                        2,242              24,662
First Financial Northwest, Inc. (a)                                   2,613              20,172
First Financial Service Corp. (a)                                       358               1,128
First Interstate Bancsystem, Inc.                                     2,057              30,073
First M&F Corp.                                                       1,106               5,143
First Merchants Corp.                                                 4,018              49,582
First Midwest Bancorp, Inc.                                           9,957             119,285

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        2

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
First Niagara Financial Group, Inc.                                   39,774       $    391,376
The First of Long Island Corp.                                         1,298             34,397
First Pactrust Bancorp, Inc.                                           1,210             14,423
First Republic Bank (a)                                               10,559            347,813
First Security Group, Inc. (a)                                           108                325
First South Bancorp, Inc. (a)                                          1,978              7,912
First United Corp. (a)(b)                                              1,435              8,653
FirstMerit Corp.                                                      14,538            245,111
Flagstar BanCorp., Inc. (a)                                           33,167             30,514
Flushing Financial Corp.                                               4,392             59,116
FNB United Corp. (a)                                                     381              7,197
Fox Chase BanCorp., Inc.                                               2,323             30,199
Franklin Financial Corp. (a)                                           1,950             26,189
Fulton Financial Corp.                                                26,553            278,806
German American Bancorp, Inc.                                          1,988             38,627
Glacier Bancorp, Inc.                                                  9,676            144,559
Great Southern Bancorp, Inc.                                           1,383             33,192
Greene County Bancshares, Inc. (a)                                     3,466              5,858
Guaranty Bancorp (a)                                                   9,664             19,231
Hampton Roads Bankshares, Inc. (a)                                     3,404             10,314
Hancock Holding Co.                                                   10,394            369,091
Hanmi Financial Corp. (a)                                              2,664             26,960
Hawthorn Bancshares, Inc.                                                743              5,506
Heartland Financial USA, Inc.                                          2,132             36,969
Heritage Commerce Corp. (a)                                            3,604             23,174
Heritage Financial Corp.                                               2,172             29,539
HMN Financial, Inc. (a)                                                1,094              2,724
Home Bancorp, Inc. (a)                                                 1,720             29,997
Home Bancshares, Inc.                                                  3,500             93,135
Home Federal Bancorp, Inc.                                             2,225             22,539
Horizon Bancorp                                                          394              7,250
Hudson Valley Holding Corp.                                            2,483             40,051
IBERIABANK Corp.                                                       3,954            211,420
Independent Bank Corp./MA                                              2,957             84,955
Independent Bank Corp./MI (a)                                          3,528              7,762
Indiana Community Bancorp                                                630             14,805
International Bancshares Corp.                                         7,592            160,571
Intervest Bancshares Corp. (a)                                         4,058             15,502
Investors Bancorp, Inc. (a)                                            6,224             93,484
Kearny Financial Corp.                                                 2,794             27,242
Lakeland Bancorp, Inc.                                                 3,876             38,174
Lakeland Financial Corp.                                               2,169             56,459
Macatawa Bank Corp. (a)                                                5,523             19,165
MainSource Financial Group, Inc.                                       2,888             34,800
MB Financial, Inc.                                                     7,331            153,878
Mercantile Bank Corp. (a)                                              1,421             20,221
Merchants Bancshares, Inc.                                             1,061             29,899
Metro Bancorp, Inc. (a)                                                2,216             25,905
Midsouth Bancorp, Inc.                                                   846             11,506
MidwestOne Financial Group, Inc.                                       1,468             28,420
MutualFirst Financial, Inc.                                            1,313             12,815
NASB Financial, Inc. (a)                                                 717             11,078
National Bankshares, Inc.                                              1,191             35,849
National Penn Bancshares, Inc.                                        17,187            152,105
NBT Bancorp, Inc.                                                      4,569            100,884
New York Community Bancorp, Inc.                                      58,445            812,970
Newbridge Bancorp (a)                                                  4,304             20,616
North Valley Bancorp (a)                                               1,108             13,628
Northfield Bancorp, Inc.                                               2,524             35,891
Northrim BanCorp, Inc.                                                   471             10,136
Northwest Bancshares, Inc.                                            13,240            168,148
Norwood Financial Corp.                                                  543             14,368
OceanFirst Financial Corp.                                             2,280             32,467
Ohio Valley Banc Corp.                                                 1,254             22,722
Old National Bancorp                                                  12,701            166,891
Old Second Bancorp, Inc. (a)                                           5,047              9,186
OmniAmerican Bancorp, Inc. (a)                                           888             17,192
Oriental Financial Group, Inc.                                         5,793             70,095
Oritani Financial Corp.                                                6,009             88,212
Orrstown Financial Service, Inc.                                       1,278             11,208
Pacific Capital Bancorp NA (a)                                           715             32,611
Pacific Continental Corp.                                              2,847             26,819
PacWest Bancorp                                                        4,243            103,105
Park National Corp.                                                    1,804            124,783
Park Sterling Corp. (a)                                                4,016             19,277
Peapack-Gladstone Financial Corp.                                      1,603             21,673
Penns Woods Bancorp, Inc.                                                801             32,745
Peoples Bancorp of North Carolina, Inc.                                1,383             10,718
Peoples Bancorp, Inc.                                                  1,402             24,591
Peoples Financial Corp.                                                1,245             12,189
Pinnacle Financial Partners, Inc. (a)                                  4,649             85,309
Popular, Inc. (a)                                                    136,071            278,946
Porter Bancorp, Inc.                                                   1,044              2,286
Preferred Bank (a)                                                     2,043             24,067
Premierwest Bancorp (a)(b)                                             5,254             10,193
PrivateBancorp, Inc.                                                   8,706            132,070
Prosperity Bancshares, Inc.                                            6,251            286,296
Provident Financial Holdings, Inc.                                     1,742             19,040
Provident Financial Services, Inc.                                     7,619            110,704
Provident New York Bancorp                                             5,433             45,963
Pulaski Financial Corp.                                                2,347             18,471
PVF Capital Corp. (a)                                                  7,144             13,216
Renasant Corp.                                                         3,532             57,501
Republic Bancorp, Inc., Class A                                        1,434             34,301
Republic First Bancorp, Inc. (a)                                       5,956             14,056
Riverview Bancorp, Inc. (a)                                            7,170             16,204
Rockville Financial, Inc.                                              2,098             24,442
Rodman & Renshaw Capital Group, Inc. (a)                               7,747              8,057
Roma Financial Corp.                                                   1,497             14,656
Royal Bancshares of Pennsylvania, Class A (a)                          1,265              2,011
S&T Bancorp, Inc.                                                      3,999             86,738
Sandy Spring Bancorp, Inc.                                             3,398             61,742
Savannah Bancorp, Inc. (a)                                             1,995             10,314
SCBT Financial Corp.                                                   1,950             63,785
Seacoast Banking Corp. of Florida (a)                                 11,405             20,073
Shore Bancshares, Inc.                                                 1,363              9,664

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        3

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Sierra Bancorp                                                        2,209        $     21,714
Signature Bank (a)                                                    6,200             390,848
Simmons First National Corp., Class A                                 2,212              57,136
Southside Bancshares, Inc.                                            2,441              53,946
Southwest Bancorp, Inc. (a)                                           2,692              24,820
State Bank Financial Corp. (a)                                        4,413              77,272
StellarOne Corp.                                                      3,273              38,851
Sterling Bancorp                                                      4,510              43,251
Sterling Financial Corp. (a)                                          3,721              77,694
Suffolk Bancorp (a)                                                   1,613              20,953
Summit Financial Group, Inc. (a)                                        785               3,297
Sun Bancorp, Inc. (a)                                                 7,908              27,915
Susquehanna Bancshares, Inc.                                         24,725             244,283
SVB Financial Group (a)                                               5,792             372,657
SY Bancorp, Inc.                                                      1,886              43,755
Synovus Financial Corp.                                              97,394             199,658
Taylor Capital Group, Inc. (a)                                        1,741              24,983
TCF Financial Corp.                                                  20,129             239,334
Teche Holding Co.                                                       540              20,326
Territorial BanCorp., Inc.                                            1,311              27,282
Texas Capital Bancshares, Inc. (a)                                    5,027             174,035
TF Financial Corp.                                                      697              16,867
TFS Financial Corp. (a)                                              12,793             121,533
Tompkins Trustco, Inc.                                                1,294              51,838
Towne Bank                                                            4,053              54,675
Trico Bancshares                                                      2,169              37,784
TrustCo Bank Corp. NY                                                12,864              73,453
Trustmark Corp.                                                       7,604             189,948
UMB Financial Corp.                                                   4,626             206,944
Umpqua Holdings Corp.                                                14,962             202,885
Union First Market Bankshares Corp.                                   3,196              44,744
United Bancorp, Inc.                                                  1,092              10,483
United Bankshares, Inc.                                               6,679             192,756
United Community Banks, Inc. (a)                                      2,765              26,959
United Community Financial Corp. (a)                                  3,252               7,480
United Financial Bancorp, Inc.                                        2,280              36,070
United Security Bancshares (a)                                        3,428               8,399
Univest Corp. of Pennsylvania                                         2,440              40,943
Valley National Bancorp                                              25,308             327,739
ViewPoint Financial Group                                             2,256              34,697
Virginia Commerce Bancorp (a)                                         4,124              36,209
Washington Banking Co.                                                2,252              31,100
Washington Federal, Inc.                                             14,295             240,442
Washington Trust Bancorp, Inc.                                        2,042              49,294
Waterstone Financial, Inc. (a)                                        2,926               9,217
Wayne Savings Bancshares, Inc.                                          151               1,261
Webster Financial Corp.                                               9,897             224,365
WesBanco, Inc.                                                        3,452              69,523
West Bancorp., Inc.                                                   2,298              22,957
West Coast Bancorp (a)                                                2,464              46,619
Westamerica Bancorp.                                                  3,814             183,072
Western Alliance Bancorp (a)                                         11,124              94,220
Westfield Financial, Inc.                                             4,229              33,451
Wilshire Bancorp, Inc. (a)                                            8,771              42,364
Wintrust Financial Corp.                                              4,772             170,790
WSFS Financial Corp.                                                  1,170              47,970
Yardkin Valley Financial Corp. (a)                                    4,319              12,482
                                                                                   ------------
                                                                                     19,811,397
-----------------------------------------------------------------------------------------------
BEVERAGES - 0.4%
Boston Beer Co., Inc., Class A (a)                                    1,255             134,022
Central European Distribution Corp. (a)(b)                            8,872              45,336
Coca-Cola Bottling Co. Consolidated                                     656              41,157
Craft Brew Alliance Inc. (a)                                          1,101               8,434
Jamba, Inc. (a)                                                      10,566              21,872
Jones Soda Co. (a)                                                   14,909               6,714
Monster Beverage Corp. (a)                                           20,359           1,264,090
National Beverage Corp. (a)                                           1,606              25,760
Primo Water Corp. (a)                                                 2,017               3,933
Willamette Valley Vineyards, Inc. (a)                                   971               3,039
                                                                                   ------------
                                                                                      1,554,357
-----------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
Acorda Therapeutics, Inc. (a)                                         5,340             141,777
Coronado Biosciences, Inc. (a)                                        2,486              21,031
Cubist Pharmaceuticals, Inc. (a)                                      8,204             354,823
Dynavax Technologies Corp. (a)                                       15,344              77,641
Vertex Pharmaceuticals, Inc. (a)                                     27,945           1,146,024
XOMA Corp. (a)                                                        5,227              14,479
                                                                                   ------------
                                                                                      1,755,775
-----------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.2%
Owens Corning, Inc. (a)                                              15,195             547,476
Trex Co., Inc. (a)                                                    1,929              61,882
                                                                                   ------------
                                                                                        609,358
-----------------------------------------------------------------------------------------------
CAPITAL MARKETS - 0.1%
Jefferies Group, Inc.                                                19,748             372,052
-----------------------------------------------------------------------------------------------
CHEMICALS - 2.9%
A. Schulman, Inc.                                                     3,925             106,054
Aceto Corp.                                                           3,697              35,085
Albemarle Corp.                                                      11,898             760,520
American Vanguard Corp.                                               3,328              72,184
Ashland, Inc.                                                         9,501             580,131
Balchem Corp.                                                         3,967             120,002
Cabot Corp.                                                           7,878             336,233
Calgon Carbon Corp. (a)                                               7,591             118,496
Cambrex Corp. (a)                                                     4,211              29,435
Celanese Corp., Series A                                             21,007             970,103
Chase Corp.                                                             783              12,332
Chemtura Corp. (a)                                                   12,901             219,059
Codexis, Inc. (a)                                                     2,290               8,359
Cytec Industries, Inc.                                                6,656             404,618
Ferro Corp. (a)                                                      11,456              68,049
FutureFuel Corp.                                                      2,118              23,256
Georgia Gulf Corp. (a)                                                4,539             158,320
H.B. Fuller Co.                                                       6,570             215,693

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        4

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
Hawkins, Inc.                                                         1,219        $     45,347
Huntsman Corp.                                                       25,779             361,164
Innophos Holdings, Inc.                                               2,904             145,548
Intrepid Potash, Inc. (a)(b)                                          7,031             171,064
KMG Chemicals, Inc.                                                   1,112              20,072
Koppers Holdings, Inc.                                                2,764             106,580
Kraton Performance Polymers, Inc. (a)                                 4,262             113,241
Kronos Worldwide, Inc.                                                2,606              64,994
LSB Industries, Inc. (a)                                              2,476              96,366
LyondellBasell Industries NV, Class A                                45,425           1,982,801
Metabolix, Inc. (a)                                                   4,583              12,970
Minerals Technologies, Inc.                                           2,371             155,087
Nanophase Technologies Corp. (a)                                      7,817               3,283
NewMarket Corp.                                                       1,250             234,250
NL Industries, Inc.                                                     962              14,334
Olin Corp.                                                            9,499             206,603
OM Group, Inc. (a)                                                    4,316             118,733
Omnova Solutions, Inc. (a)                                            6,075              41,006
Penford Corp. (a)                                                     1,735              11,729
PolyOne Corp.                                                        12,136             174,758
Polypore International, Inc. (a)                                      5,434             191,059
Quaker Chemical Corp.                                                 1,717              67,736
Rentech, Inc. (a)                                                    30,656              63,764
Rockwood Holdings, Inc. (a)                                           9,267             483,274
RPM International, Inc.                                              17,606             461,101
Senomyx, Inc. (a)                                                     5,573              15,270
Sensient Technologies Corp.                                           6,669             253,422
Solutia, Inc.                                                        16,249             453,997
Spartech Corp. (a)                                                    4,177              20,384
Stepan Co.                                                            1,067              93,683
TOR Minerals International, Inc. (a)                                    421               6,113
TPC Group, Inc. (a)                                                   1,929              85,281
Tredegar Corp.                                                        3,039              59,534
Valhi, Inc.                                                             751              39,841
W.R. Grace & Co. (a)                                                  8,270             478,006
Westlake Chemical Corp.                                               2,612             169,231
Zagg, Inc. (a)(b)                                                     3,146              33,442
Zep, Inc.                                                             3,058              44,035
Zoltek Cos., Inc. (a)                                                 3,792              42,925
                                                                                   ------------
                                                                                     11,379,957
-----------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.3%
CIT Group, Inc. (a)                                                  26,837           1,106,758
Comerica, Inc.                                                            -                   -
                                                                                   ------------
                                                                                      1,106,758
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
ACCO Brands Corp. (a)                                                 7,354              91,263
Portfolio Recovery Associates, Inc. (a)                               2,331             167,179
                                                                                   ------------
                                                                                        258,442
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
Ciena Corp. (a)                                                      12,884             208,592
Emcore Corp. (a)                                                      3,059              14,591
Loral Space & Communications Ltd. (a)                                 1,621             129,032
Polycom, Inc. (a)                                                    23,712             452,188
Riverbed Technology, Inc. (a)                                        20,885             586,451
                                                                                   ------------
                                                                                      1,390,854
-----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.4%
Fusion-IO, Inc. (a)                                                   6,959             197,705
Seagate Technology Plc                                               54,070           1,457,187
                                                                                   ------------
                                                                                      1,654,892
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.0%
A.O. Smith Corp.                                                      5,154             231,672
Aaon, Inc.                                                            2,780              56,128
Acuity Brands, Inc.                                                   5,605             352,162
Aecom Technology Corp. (a)                                           13,716             306,827
Aegion Corp. (a)                                                      5,218              93,037
Ameresco, Inc. (a)                                                    2,410              32,656
American DG Energy, Inc. (a)                                          8,661              18,535
American Woodmark Corp.                                               1,301              23,418
Apogee Enterprises, Inc.                                              3,776              48,899
Argan, Inc.                                                           1,164              18,671
Armstrong World Industries, Inc.                                      2,893             141,092
Baran Group Ltd. (a)                                                    102                 434
BlueLinx Holdings, Inc. (a)                                           4,661              12,305
Builders FirstSource, Inc. (a)                                        6,411              27,119
Eagle Materials, Inc.                                                 5,974             207,597
EMCOR Group, Inc.                                                     8,810             244,213
Fortune Brands Home & Security, Inc. (a)                             20,681             456,430
Generac Holdings, Inc. (a)                                            3,691              90,614
Gibraltar Industries, Inc. (a)                                        4,157              62,979
Granite Construction, Inc.                                            4,541             130,508
Great Lakes Dredge & Dock Corp.                                       7,855              56,713
Griffon Corp.                                                         6,926              74,108
Headwaters, Inc. (a)                                                  8,268              34,560
Hill International, Inc. (a)                                          3,739              14,694
Insteel Industries, Inc.                                              2,489              30,241
Integrated Electrical Services, Inc. (a)                              1,500               5,775
KBR, Inc.                                                            19,908             707,729
L.B. Foster Co., Class A                                              1,361              38,802
Layne Christensen Co. (a)                                             2,645              58,851
Lennox International, Inc.                                            6,465             260,540
Louisiana-Pacific Corp. (a)(b)                                       18,187             170,048
Martin Marietta Materials, Inc.                                       6,076             520,288
Mastec, Inc. (a)                                                      8,487             153,530
MDU Resources Group, Inc.                                            23,355             522,918
Mueller Water Products, Inc., Series A                               20,773              69,174
MYR Group, Inc. (a)                                                   2,806              50,115
NCI Building Systems, Inc. (a)                                        2,792              32,136
Northwest Pipe Co. (a)                                                1,360              28,886
Omega Flex, Inc. (a)                                                    642               8,153
Orion Marine Group, Inc. (a)                                          3,669              26,527
PGT, Inc. (a)                                                         6,216              11,251
Pike Electric Corp. (a)                                               2,573              21,176

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        5

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONCLUDED)
Primoris Services Corp.                                               3,647        $     58,571
Quanex Building Products Corp.                                        4,871              85,876
Shaw Group, Inc. (a)                                                  8,718             276,448
Simpson Manufacturing Co., Inc.                                       5,312             171,312
Sterling Construction Co., Inc. (a)                                   2,322              22,640
Texas Industries, Inc.                                                3,160             110,632
Thermon Group Holdings, Inc. (a)                                      1,892              38,691
TRC Cos., Inc. (a)                                                    2,546              15,556
Tutor Perini Corp. (a)                                                4,261              66,386
Universal Forest Products, Inc.                                       2,579              88,924
USG Corp. (a)                                                         8,867             152,512
Valmont Industries, Inc.                                              3,054             358,570
Valspar Corp.                                                        11,667             563,399
Watsco, Inc.                                                          3,496             258,844
Watts Water Technologies, Inc., Class A                               3,944             160,718
                                                                                   ------------
                                                                                      7,880,590
-----------------------------------------------------------------------------------------------
CONSUMER FINANCE - 0.0%
DFC Global Corp. (a)                                                   6,027            113,729
-----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%
Crown Holdings, Inc. (a)                                              20,353            749,601
-----------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
ITT Educational Services, Inc. (a)(b)                                  3,581            236,847
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Cbeyond Communications, Inc. (a)                                       4,242             33,936
Level 3 Communications, Inc. (a)                                      21,218            545,939
                                                                                   ------------
                                                                                        579,875
-----------------------------------------------------------------------------------------------
ELECTRICITY - 1.9%
Allete, Inc.                                                           4,299            178,365
Alliant Energy Corp.                                                  14,799            641,093
Black Hills Corp.                                                      5,261            176,401
Calpine Corp. (a)                                                     51,635            888,638
Central Vermont Public Service Corp.                                   1,725             60,720
CH Energy Group, Inc.                                                  2,277            151,944
Cleco Corp.                                                            8,062            319,658
Covanta Holding Corp.                                                 15,628            253,642
Dynegy, Inc. (a)                                                      18,931             10,601
El Paso Electric Co.                                                   5,416            175,966
The Empire District Electric Co.                                       5,751            117,033
GenOn Energy, Inc. (a)                                               103,407            215,087
Great Plains Energy, Inc.                                             18,207            369,056
Hawaiian Electric Industries, Inc.                                    12,937            327,953
IDACORP, Inc.                                                          6,547            269,213
ITC Holdings Corp.                                                     6,917            532,194
MGE Energy, Inc.                                                       3,114            138,230
NorthWestern Corp.                                                     4,786            169,712
NSTAR                                                                 13,893            675,617
NV Energy, Inc.                                                       31,342            505,233
Ormat Technologies, Inc.                                               2,301             46,365
Portland General Electric Co.                                          9,945            248,426
U.S. Geothermal, Inc. (a)(b)                                          23,727             12,338
UIL Holdings Corp.                                                     6,756            234,839
Unisource Energy Corp.                                                 4,863            177,840
Unitil Corp.                                                           1,867             50,092
Westar Energy, Inc.                                                   15,817            441,769
                                                                                   ------------
                                                                                      7,388,025
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.3%
A123 Systems, Inc. (a)(b)                                             13,967             15,643
Active Power, Inc. (a)                                                16,856             13,149
Adept Technology, Inc. (a)                                             2,538             12,817
Aeroflex Holding Corp. (a)                                             2,453             27,326
Allied Motion Technologies, Inc.                                       1,204              8,729
Altair Nanotechnologies, Inc. (a)                                      6,009              3,786
American Science & Engineering, Inc.                                   1,231             82,539
American Superconductor Corp. (a)(b)                                   5,642             23,245
Ametek, Inc.                                                          21,588          1,047,234
Anaren, Inc. (a)                                                       2,209             40,535
Anixter International, Inc. (a)                                        3,849            279,168
API Technologies Corp. (a)                                             4,663             16,274
Arrow Electronics, Inc. (a)                                           14,984            628,878
Avnet, Inc. (a)                                                       19,453            707,895
AVX Corp.                                                              7,009             92,939
AZZ, Inc.                                                              1,690             87,272
Badger Meter, Inc.                                                     2,030             69,000
Ballantyne Strong, Inc. (a)                                            2,537             13,497
Bel Fuse, Inc.                                                         1,699             30,021
Belden, Inc.                                                           6,300            238,833
Benchmark Electronics, Inc. (a)                                        7,784            128,358
Brady Corp.                                                            6,249            202,155
Capstone Turbine Corp. (a)(b)                                         35,812             36,528
Checkpoint Systems, Inc. (a)                                           5,416             61,092
Cognex Corp.                                                           5,146            217,985
Coherent, Inc. (a)                                                     3,181            185,548
Coleman Cable, Inc. (a)                                                2,111             20,519
Comverge, Inc. (a)                                                     2,898              5,332
CTS Corp.                                                              4,722             49,675
Cyberoptics Corp. (a)                                                  1,403             13,553
Daktronics, Inc.                                                       5,441             48,370
DDi Corp.                                                              2,226             27,157
Echelon Corp. (a)                                                      5,027             22,270
Electro Rent Corp.                                                     2,460             45,289
Electro Scientific Industries, Inc.                                    3,399             51,019
eMagin Corp. (a)                                                       2,755              8,954
Encore Wire Corp.                                                      2,557             76,020
EnerNOC, Inc. (a)                                                      3,325             23,940
EnerSys (a)                                                            6,370            220,720
ESCO Technologies, Inc.                                                3,555            130,717
Faro Technologies, Inc. (a)                                            2,261            131,884
FEI Co. (a)                                                            5,050            248,005
General Cable Corp. (a)                                                6,913            201,030
GrafTech International Ltd. (a)                                       17,425            208,055
Greatbatch, Inc. (a)                                                   3,149             77,213
Houston Wire & Cable Co.                                               2,277             31,628
Hubbell, Inc., Class B                                                 7,518            590,764
II-VI, Inc. (a)                                                        7,102            167,962
Intevac, Inc. (a)                                                      3,236             27,506
IntriCon Corp. (a)                                                       747              5,184

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        6

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
IPG Photonics Corp. (a)                                               4,297        $    223,659
Itron, Inc. (a)                                                       5,425             246,349
Kemet Corp. (a)                                                       5,944              55,636
Landauer, Inc.                                                        1,334              70,729
LeCroy Corp. (a)                                                      2,382              24,749
Lightpath Technologies, Inc., Class A (a)                             3,924               5,494
Lime Energy Co. (a)                                                   3,916              11,278
Littelfuse, Inc.                                                      3,106             194,746
LSI Industries, Inc.                                                  3,032              22,225
Magnetek, Inc. (a)                                                      607              11,679
Maxwell Technologies, Inc. (a)                                        3,854              70,644
Measurement Specialties, Inc. (a)                                     1,962              66,119
Methode Electronics, Inc.                                             5,028              46,660
Mettler-Toledo International, Inc. (a)                                4,293             793,132
MTS Systems Corp.                                                     2,137             113,453
Multi-Fineline Electronix, Inc. (a)                                   1,388              38,101
Napco Security Technologies, Inc. (a)                                 3,820              11,957
National Instruments Corp.                                           12,552             357,983
Newport Corp. (a)                                                     5,079              90,000
NVE Corp. (a)                                                           709              37,577
Orion Energy Systems, Inc. (a)                                        4,271              10,165
OSI Systems, Inc. (a)                                                 2,642             161,955
Park Electrochemical Corp.                                            2,609              78,870
Planar Systems, Inc. (a)                                              5,103              12,043
Plexus Corp. (a)                                                      4,650             162,704
Powell Industries, Inc. (a)                                           1,238              42,402
Power-One, Inc. (a)                                                   7,406              33,697
Powerwave Technologies, Inc. (a)                                      4,283               8,780
Pulse Electronics Corp.                                               5,789              14,530
Regal-Beloit Corp.                                                    5,512             361,312
Research Frontiers, Inc. (a)                                          4,006              14,181
Richardson Electronics Ltd.                                           2,071              24,811
Rofin-Sinar Technologies, Inc. (a)                                    3,811             100,496
Rogers Corp. (a)                                                      2,172              84,165
Rubicon Technology, Inc. (a)                                          2,352              24,531
Sanmina-SCI Corp. (a)                                                10,717             122,710
SatCon Technology Corp. (a)                                          18,389               6,620
Servotronics, Inc.                                                      400               4,040
Sigmatron International, Inc. (a)                                     1,200               4,992
SL Industries, Inc. (a)                                                 350               6,850
Synthesis Energy Systems, Inc. (a)                                    7,050              10,364
Thomas & Betts Corp. (a)                                              7,059             507,613
Trimble Navigation Ltd. (a)                                          16,450             895,209
TTM Technologies, Inc. (a)                                            7,237              83,153
Ultralife Batteries, Inc. (a)                                         2,906              15,053
Universal Display Corp. (a)(b)                                        5,410             197,627
UQM Technologies, Inc. (a)                                            7,039              10,418
Valence Technology, Inc. (a)                                         21,062              17,024
Viasystems Group, Inc. (a)                                              729              13,836
Vicor Corp.                                                           2,853              22,824
Vishay Intertechnology, Inc. (a)                                     19,246             234,031
Vishay Precision Group, Inc. (a)                                      1,882              27,910
WESCO International, Inc. (a)                                         5,743             375,075
X-Rite, Inc. (a)                                                      4,273              19,399
Zebra Technologies Corp., Class A (a)                                 6,967             286,901
Zygo Corp. (a)                                                        2,322              45,442
                                                                                   ------------
                                                                                     13,237,115
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0%
Fabrinet (a)                                                          2,601              46,064
Microvision, Inc. (a)                                                 2,363               6,451
Parametric Sound Corp. (a)                                              496               2,182
                                                                                   ------------
                                                                                         54,697
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.4%
Dresser-Rand Group, Inc. (a)                                         10,113             469,142
Dril-Quip, Inc. (a)                                                   4,834             314,307
Hornbeck Offshore Services, Inc. (a)(b)                               4,190             176,106
Newpark Resources, Inc. (a)                                          12,110              99,181
Superior Energy Services, Inc. (a)                                   20,717             546,100
Tesco Corp. (a)                                                       4,332              61,471
                                                                                   ------------
                                                                                      1,666,307
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.3%
Advance America, Cash Advance Centers, Inc.                           6,916              72,549
Affiliated Managers Group, Inc. (a)(c)                                6,891             770,483
Ampal-American Israel Corp., Class A (a)                              8,512               1,947
Artio Global Investors, Inc.                                          4,091              19,514
Asset Acceptance Capital Corp. (a)                                    2,610              12,371
Asta Funding, Inc.                                                    1,806              14,755
BBCN Bancorp, Inc. (a)                                                9,360             104,177
BGC Partners, Inc.                                                   11,055              81,696
Calamos Asset Management, Inc., Class A                               2,570              33,693
Cash America International, Inc.                                      4,046             193,925
CBOE Holdings, Inc.                                                  12,187             346,355
CIFC Corp. (a)                                                          949               5,884
Cohen & Steers, Inc.                                                  2,727              86,991
CompuCredit Holdings Corp. (a)                                        2,303              13,357
Cowen Group, Inc., Class A (a)                                       11,162              30,249
Credit Acceptance Corp. (a)                                             922              93,131
Diamond Hill Investments Group, Inc.                                    387              28,503
Duff & Phelps Corp.                                                   4,437              68,951
Eaton Vance Corp.                                                    15,448             441,504
Edelman Financial Group, Inc.                                         3,199              21,145
Encore Capital Group, Inc. (a)                                        3,020              68,101
Epoch Holding Corp.                                                   2,524              60,273
Evercore Partners, Inc., Class A                                      3,383              98,344
Ezcorp, Inc. (a)                                                      6,263             203,266
FBR & Co. (a)                                                         6,540              16,808
Federal Agricultural Mortgage Corp., Class B                          1,417              32,166
Fidelity National Financial, Inc., Class A                           29,559             532,949

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        7

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONCLUDED)
Financial Engines, Inc. (a)                                           5,528        $    123,606
First Cash Financial Services, Inc. (a)                               3,788             162,467
The First Marblehead Corp. (a)                                        9,280              11,322
FXCM, Inc.                                                            2,071              26,902
GAMCO Investors, Inc., Class A                                          453              22,473
GFI Group, Inc.                                                       8,540              32,110
Gleacher & Co., Inc. (a)                                              9,785              13,308
Green Dot Corp., Class A (a)                                          2,945              78,101
Greenhill & Co., Inc.                                                 3,855             168,232
Imperial Holdings, Inc. (a)                                           1,369               3,655
Institutional Financial Market, Inc.                                  2,236               2,996
Interactive Brokers Group, Inc., Class A                              5,109              86,853
International FCStone, Inc. (a)                                       2,030              42,833
Intersections, Inc.                                                   1,474              18,838
Investment Technology Group, Inc. (a)                                 5,281              63,161
Janus Capital Group, Inc.                                            24,669             219,801
JMP Group, Inc.                                                       2,507              18,502
KBW, Inc.                                                             3,793              70,170
Knight Capital Group, Inc., Class A (a)                              13,194             169,807
Ladenburg Thalmann Financial Services, Inc. (a)                      15,211              27,076
LPL Investment Holdings, Inc. (a)                                     5,448             206,697
MarketAxess Holdings, Inc.                                            4,400             164,076
Marlin Business Services, Inc.                                        1,239              18,659
Medallion Financial Corp.                                             2,525              28,179
MGIC Investment Corp. (a)                                            25,051             124,253
MicroFinancial, Inc.                                                  2,359              16,159
MoneyGram International, Inc. (a)                                     1,450              26,100
MSCI, Inc. (a)                                                       16,172             595,291
National Financial Partners Corp. (a)                                 5,449              82,498
Nelnet, Inc., Class A                                                 3,705              95,997
Netspend Holdings, Inc. (a)                                           4,522              35,091
NewStar Financial, Inc. (a)                                           4,528              50,351
Ocwen Financial Corp. (a)                                            14,563             227,620
Oppenheimer Holdings, Inc.                                            1,335              23,162
Penson Worldwide, Inc. (a)                                            3,976               2,704
Pico Holdings, Inc. (a)                                               3,113              73,000
Piper Jaffray Cos. (a)                                                2,551              67,908
Pzena Investment Management, Inc., Class A                            1,174               6,868
Radian Group, Inc.                                                   17,922              77,961
Raymond James Financial, Inc.                                        14,634             534,580
Resource America, Inc., Class A                                       3,600              22,716
Safeguard Scientifics, Inc. (a)                                       2,595              44,634
SEI Investments Co.                                                  19,470             402,834
Stewart Information Services Corp.                                    2,605              37,017
Stifel Financial Corp. (a)                                            7,174             271,464
SWS Group, Inc.                                                       4,231              24,201
TD Ameritrade Holding Corp.                                          29,354             579,448
Tree.com, Inc. (a)                                                    1,219               9,264
U.S. Global Investors, Inc.                                           2,032              14,732
Virtus Investment Partners, Inc. (a)                                    791              67,852
Waddell & Reed Financial, Inc., Class A                              11,507             372,942
Walker & Dunlop, Inc. (a)                                             1,497              18,862
Westwood Holdings Group, Inc.                                           958              37,103
WisdomTree Investments, Inc. (a)                                      6,982              58,439
World Acceptance Corp. (a)                                            2,028             124,215
                                                                                   ------------
                                                                                      9,358,177
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.6%
8x8, Inc. (a)                                                         9,745              40,929
AboveNet, Inc. (a)                                                    3,105             257,094
Alaska Communications Systems Group, Inc.                             7,188              22,139
Cincinnati Bell, Inc. (a)(b)                                         27,036             108,685
Consolidated Communications Holdings, Inc.                            3,642              71,493
Fairpoint Communications, Inc. (a)                                    2,818              10,596
General Communication, Inc., Class A (a)                              4,981              43,434
Hawaiian Telcom HoldCo, Inc. (a)                                      1,191              20,533
HickoryTech Corp.                                                     2,235              23,110
IDT Corp., Class B                                                    2,279              21,286
inContact, Inc. (a)                                                   5,999              33,474
Lumos Networks Corp.                                                  2,200              23,672
Primus Telecommunications Group, Inc. (a)                             1,822              29,298
SureWest Communications                                               1,955              44,085
TW Telecom, Inc. (a)                                                 20,420             452,507
Virgin Media, Inc.                                                   40,277           1,006,120
Vonage Holdings Corp. (a)                                            19,630              43,382
Warwick Valley Telephone Co.                                          1,297              19,312
                                                                                   ------------
                                                                                      2,271,149
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.7%
Arden Group, Inc., Class A                                              254              23,086
Casey's General Stores, Inc.                                          5,072             281,293
The Chefs' Warehouse, Inc. (a)                                        1,119              25,894
Core-Mark Holdings Co., Inc.                                          1,580              64,685
The Fresh Market, Inc. (a)                                            4,168             199,856
GNC Holdings, Inc.                                                    9,312             324,896
Harris Teeter Supermarkets                                            5,700             228,570
Ingles Markets, Inc., Class A                                         1,740              30,694
Nash Finch Co.                                                        1,640              46,609
Omnicare, Inc.                                                       15,354             546,142
The Pantry, Inc. (a)                                                  3,165              41,177
PetMed Express, Inc.                                                  2,627              32,522
Rite Aid Corp. (a)                                                   81,280             141,427
Spartan Stores, Inc.                                                  3,127              56,661
United Natural Foods, Inc. (a)                                        6,505             303,523
Village Super Market, Inc., Class A                                     953              30,105
Vitamin Shoppe, Inc. (a)                                              3,745             165,566
Weis Markets, Inc.                                                    1,524              66,446
                                                                                   ------------
                                                                                      2,609,152
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS - 1.5%
Alico, Inc.                                                             631              14,582

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        8

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS (CONCLUDED)
The Andersons, Inc.                                                   2,478        $    120,654
B&G Foods, Inc., Class A                                              6,471             145,662
Bridgford Foods Corp. (a)                                               768               6,705
Bunge Ltd.                                                           19,652           1,344,983
Cagles, Inc., Class A (a)                                               336                   -
Cal-Maine Foods, Inc.                                                 1,811              69,289
Calavo Growers, Inc.                                                  1,851              49,570
Chiquita Brands International, Inc. (a)                               6,109              53,698
Coffee Holding Co., Inc.                                                166               1,881
Corn Products International, Inc.                                    10,169             586,243
Darling International, Inc. (a)                                      15,692             273,355
Diamond Foods, Inc. (b)                                               3,028              69,099
Dole Food Co., Inc. (a)                                               4,866              48,563
Farmer Bros. Co. (a)                                                    960              10,454
Flowers Foods, Inc.                                                  18,636             379,615
Fresh Del Monte Produce, Inc.                                         5,098             116,438
Golden Enterprises, Inc.                                                941               3,152
Griffin Land & Nurseries, Inc.                                          483              12,756
Hain Celestial Group, Inc. (a)(b)                                     4,908             215,020
Harbinger Group, Inc. (a)                                             1,680               8,702
HQ Sustainable Maritime Industries, Inc. (a)                          4,100                 492
Imperial Sugar Co., New Shares                                        1,777               8,334
J&J Snack Foods Corp.                                                 1,901              99,726
John B. Sanfilippo & Son, Inc. (a)                                    1,290              16,086
Lancaster Colony Corp.                                                2,670             177,448
Lifeway Foods, Inc. (a)                                               1,117              10,332
Limoneira Co.                                                         1,180              19,930
Medifast, Inc. (a)(b)                                                 2,166              37,818
MGP Ingredients, Inc.                                                 1,897              10,206
Natures Sunshine Prods, Inc. (a)                                      1,521              24,366
Nutraceutical International Corp. (a)                                 1,632              23,762
NutriSystem, Inc.                                                     3,798              42,652
Omega Protein Corp. (a)                                               2,787              21,209
Overhill Farms, Inc. (a)                                              3,296              14,832
Pilgrims Pride Corp. (a)                                              7,436              55,473
Ralcorp Holdings, Inc. (a)                                            7,389             547,451
Reliv International, Inc.                                             1,819               2,456
Rocky Mountain Chocolate Factory, Inc.                                1,432              13,260
Schiff Nutrition International, Inc. (a)                              2,161              26,559
Seaboard Corp. (a)                                                       47              91,697
Seneca Foods Corp. (a)                                                1,502              39,563
Smart Balance, Inc. (a)                                               8,305              54,896
Smithfield Foods, Inc. (a)                                           20,217             445,381
Snyders-Lance, Inc.                                                   8,426             217,812
Tootsie Roll Industries, Inc.                                         3,897              89,291
TreeHouse Foods, Inc. (a)                                             4,816             286,552
USANA Health Sciences, Inc. (a)                                       1,084              40,466
                                                                                   ------------
                                                                                      5,948,471
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS - 0.3%
Green Mountain Coffee Roasters, Inc. (a)(b)                          16,431             769,628
Post Holdings, Inc. (a)                                               4,662             153,520
Sanderson Farms, Inc.                                                 2,750             145,832
                                                                                   ------------
                                                                                      1,068,980
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER - 0.2%
AbitibiBowater, Inc. (a)                                              9,700             138,516
Boise, Inc.                                                          14,211             116,672
Buckeye Technologies, Inc.                                            5,217             177,222
Clearwater Paper Corp. (a)                                            3,088             102,552
Deltic Timber Corp.                                                   1,704             107,846
Neenah Paper, Inc.                                                    1,983              58,974
P.H. Glatfelter Co.                                                   5,760              90,893
Verso Paper Corp. (a)                                                 1,001               1,882
Wausau Paper Corp.                                                    6,544              61,383
                                                                                   ------------
                                                                                        855,940
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES - 1.5%
American States Water Co.                                             2,636              95,265
American Water Works Co., Inc.                                       23,528             800,658
Aqua America, Inc.                                                   18,835             419,832
Artesian Resources Corp., Class A                                     1,742              32,732
Atmos Energy Corp.                                                   12,282             386,392
Avista Corp.                                                          7,632             195,227
Cadiz, Inc. (a)                                                       1,867              17,176
California Water Service Group                                        5,849             106,510
Chesapeake Utilities Corp.                                            1,502              61,762
Connecticut Water Service, Inc.                                       1,551              43,878
Delta Natural Gas Co., Inc.                                             912              34,656
Gas Natural, Inc.                                                     2,052              23,885
Genie Energy Ltd.                                                     2,815              27,221
The Laclede Group, Inc.                                               2,975             116,084
Middlesex Water Co.                                                   2,608              49,265
National Fuel Gas Co.                                                10,482             504,394
New Jersey Resources Corp.                                            5,561             247,854
Northwest Natural Gas Co.                                             3,626             164,620
Piedmont Natural Gas Co.                                              9,577             297,557
PNM Resources, Inc.                                                  10,416             190,613
Questar Corp.                                                        24,095             464,070
RGC Resources, Inc.                                                   1,426              26,238
SJW Corp.                                                             1,923              46,383
South Jersey Industries, Inc.                                         3,993             199,810
Southwest Gas Corp.                                                   6,109             261,099
UGI Corp.                                                            15,609             425,345
Vectren Corp.                                                        11,062             321,462
WGL Holdings, Inc.                                                    6,864             279,365
                                                                                   ------------
                                                                                      5,839,353
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.0%
Actuant Corp., Class A                                                9,171             265,867
AEP Industries, Inc. (a)                                                665              23,149
AptarGroup, Inc.                                                      8,254             452,072
Carlisle Cos., Inc.                                                   8,179             408,296
Graphic Packaging Holding Co. (a)                                    16,912              93,354
Greif, Inc.                                                           5,443             304,373
Harsco Corp.                                                         10,729             251,702
Landec Corp. (a)                                                      3,788              24,736
Multi-Color Corp.                                                     1,898              42,724

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        9

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS (CONCLUDED)
Myers Industries, Inc.                                                4,530        $     66,817
Otter Tail Corp.                                                      4,382              95,089
Packaging Corp. of America                                           13,321             394,168
Raven Industries, Inc.                                                2,438             148,742
Rock-Tenn Co., Class A                                                9,543             644,725
Silgan Holdings, Inc.                                                 6,338             280,140
Sonoco Products Co.                                                  13,418             445,478
Trimas Corp. (a)                                                      3,629              81,253
UFP Technologies, Inc. (a)                                              768              14,938
                                                                                   ------------
                                                                                      4,037,623
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS - 4.5%
1-800-FLOWERS.COM, Inc., Class A (a)                                  3,476              10,532
Aaron's, Inc.                                                         9,585             248,251
Aeropostale, Inc. (a)                                                10,829             234,123
Amerco, Inc.                                                            768              81,032
America's Car-Mart Inc. (a)                                           1,318              57,966
American Eagle Outfitters, Inc.                                      26,334             452,681
American Public Education, Inc. (a)                                   2,475              94,050
Ancestry.com, Inc. (a)                                                4,024              91,506
ANN, Inc. (a)                                                         6,995             200,337
Asbury Automotive Group, Inc. (a)                                     4,309             116,343
Ascena Retail Group, Inc. (a)                                         8,565             379,601
Autobytel, Inc. (a)                                                  15,718              15,243
Barnes & Noble, Inc. (a)                                              5,521              73,153
Beacon Roofing Supply, Inc. (a)                                       6,168             158,888
bebe Stores, Inc.                                                     5,163              47,654
Bidz.com, Inc. (a)                                                    5,995               3,183
Big 5 Sporting Goods Corp.                                            2,515              19,718
Blue Nile, Inc. (a)(b)                                                1,842              60,749
Body Central Corp. (a)                                                1,797              52,149
The Bon-Ton Stores, Inc. (b)                                          1,879              17,362
Books-A-Million, Inc. (b)                                             2,632               8,422
Bridgepoint Education, Inc. (a)(b)                                    2,451              60,662
Brown Shoe Co., Inc.                                                  5,606              51,743
The Buckle, Inc.                                                      3,679             176,224
Build-A-Bear Workshop, Inc. (a)                                       2,088              10,962
Cabela's, Inc., Class A (a)                                           6,574             250,798
Cache, Inc. (a)                                                       1,918              13,426
Cambium Learning Group, Inc. (a)                                      2,677               7,094
Capella Education Co. (a)                                             1,718              61,762
Career Education Corp. (a)                                            8,084              65,157
Carriage Services, Inc.                                               2,107              15,908
Casual Male Retail Group, Inc. (a)                                    6,123              20,573
The Cato Corp., Class A                                               3,768             104,148
Charming Shoppes, Inc. (a)                                           14,310              84,429
Chemed Corp.                                                          2,657             166,541
Chico's FAS, Inc.                                                    22,497             339,705
Christopher & Banks Corp.                                             4,700               8,742
Citi Trends, Inc. (a)                                                 2,119              24,284
Clean Energy Fuels Corp. (a)(b)                                       6,984             148,620
Coldwater Creek, Inc. (a)                                            10,005              11,606
Collective Brands, Inc. (a)                                           8,291             163,001
Collectors Universe, Inc.                                             1,028              17,723
Conn's, Inc. (a)                                                      2,096              32,174
Copart, Inc. (a)                                                     15,658             408,204
Corinthian Colleges, Inc. (a)                                        10,420              43,139
Cost Plus, Inc. (a)                                                   2,187              39,147
dELiA*s, Inc. (a)                                                     7,412              10,377
Destination Maternity Corp.                                           1,867              34,670
Dick's Sporting Goods, Inc.                                          12,192             586,191
Dollar General Corp. (a)                                             16,467             760,775
Dreams, Inc. (a)                                                      5,545              16,081
DSW, Inc., Class A                                                    3,353             183,644
Education Management Corp. (a)                                        3,496              47,860
The Finish Line, Inc., Class A                                        6,967             147,840
Francesca's Holdings Corp. (a)                                        1,426              45,076
Fred's, Inc.                                                          4,655              68,010
Gaiam, Inc. (a)                                                       2,881              11,466
Geeknet, Inc. (a)                                                       785              11,351
Genesco, Inc. (a)                                                     3,268             234,152
Grand Canyon Education, Inc. (a)                                      4,661              82,779
Group 1 Automotive, Inc.                                              3,047             171,150
Guess?, Inc.                                                          8,625             269,531
Haverty Furniture Cos., Inc.                                          2,729              30,292
hhgregg, Inc. (a)(b)                                                  2,914              33,161
Hibbett Sports, Inc. (a)                                              3,565             194,471
Hillenbrand, Inc.                                                     8,454             194,019
Hot Topic, Inc.                                                       5,595              56,789
HSN, Inc.                                                             5,525             210,116
ITT Corp.                                                            12,293             282,001
Jos. A. Bank Clothiers, Inc. (a)                                      3,682             185,610
K12, Inc. (a)                                                         4,848             114,558
KAR Auction Services, Inc. (a)                                        4,151              67,288
Kirkland's, Inc. (a)                                                  2,230              36,081
Learning Tree International, Inc. (a)                                 1,675              10,017
Liquidity Services, Inc. (a)                                          3,089             138,387
Lithia Motors, Inc., Class A                                          2,933              76,845
Mac-Gray Corp.                                                        1,882              28,475
MarineMax, Inc. (a)                                                   3,258              26,813
Matthews International Corp., Class A                                 3,784             119,726
The Men's Wearhouse, Inc.                                             6,910             267,901
Midas, Inc. (a)                                                       1,999              22,949
Monro Muffler, Inc.                                                   4,096             169,943
Navarre Corp. (a)                                                     6,945              12,501
New York & Co. (a)                                                    3,761              14,029
Office Depot, Inc. (a)                                               37,044             127,802
OfficeMax, Inc. (a)                                                  11,449              65,488
OpenTable, Inc. (a)                                                   3,231             130,759
Overstock.com, Inc. (a)                                               1,727               9,049
Pacific Sunwear of California, Inc. (a)                               9,266              16,308
PC Mall, Inc. (a)                                                     1,212               7,284
Penske Automotive Group, Inc.                                         5,859             144,307
The Pep Boys - Manny, Moe & Jack                                      8,584             128,073
PetSmart, Inc.                                                       14,969             856,526
Pier 1 Imports, Inc. (a)                                             14,669             266,682
PriceSmart, Inc.                                                      2,454             178,676
The Princeton Review, Inc. (a)                                        6,890                 427
The Providence Service Corp. (a)                                      1,796              27,856

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       10

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
RadioShack Corp.                                                     13,289        $     82,658
RealNetworks, Inc.                                                    3,495              34,740
Regis Corp.                                                           7,695             141,819
Rent-A-Center, Inc.                                                   7,837             295,847
Rollins, Inc.                                                         9,957             211,885
Rue21, Inc. (a)                                                       2,152              63,140
Saks, Inc. (a)                                                       15,050             174,730
Sally Beauty Holdings, Inc. (a)                                      18,931             469,489
Service Corp. International                                          30,569             344,207
Shoe Carnival, Inc. (a)                                               1,384              44,592
Shutterfly, Inc. (a)                                                  4,147             129,926
Signet Jewelers Ltd.                                                 11,585             547,739
Sonic Automotive, Inc.                                                4,710              84,356
Sotheby's                                                             8,993             353,785
Stage Stores, Inc.                                                    4,146              67,331
Stamps.com, Inc. (a)                                                  1,882              52,470
Standard Parking Corp. (a)                                            2,235              45,817
Stein Mart, Inc. (a)                                                  3,683              24,308
Stewart Enterprises, Inc., Class A                                   10,748              65,240
Strayer Education, Inc.                                               1,604             151,225
Susser Holdings Corp. (a)                                             1,394              35,784
The Talbots, Inc. (a)                                                 9,605              29,103
Teavana Holdings, Inc. (a)(b)                                           803              15,835
Titan Machinery, Inc. (a)                                             2,329              65,678
Tractor Supply Co.                                                    9,597             869,104
Trans World Entertainment Corp. (a)                                   2,400               5,088
Tuesday Morning Corp. (a)                                             5,896              22,641
Ulta Salon Cosmetics & Fragrance, Inc.                                6,639             616,697
ValueVision Media, Inc., Class A (a)                                  5,705              11,809
VCA Antech, Inc. (a)                                                 11,473             266,288
Weight Watchers International, Inc. (b)                               2,979             229,949
West Marine, Inc. (a)                                                 2,113              25,314
The Wet Seal, Inc., Class A (a)                                      12,627              43,563
Williams-Sonoma, Inc.                                                12,648             474,047
Winmark Corp.                                                           422              24,451
Zale Corp. (a)                                                        3,468              10,716
Zumiez, Inc. (a)                                                      2,880             103,997
                                                                                   ------------
                                                                                     17,916,245
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
Abaxis, Inc. (a)                                                      2,939              85,613
Abiomed, Inc. (a)                                                     4,504              99,944
Acadia Healthcare Co., Inc. (a)                                         325               5,298
Accretive Health, Inc. (a)                                            6,249             124,793
Accuray, Inc. (a)                                                     8,553              60,384
Addus HomeCare Corp. (a)                                              1,608               7,960
Air Methods Corp. (a)                                                 1,541             134,452
Alere, Inc. (a)                                                      11,641             302,782
Align Technology, Inc. (a)                                            8,172             225,139
Alliance Healthcare Services, Inc. (a)                                5,367               8,051
Almost Family, Inc. (a)                                               1,191              30,978
Alphatec Holdings, Inc. (a)                                           8,088              19,169
Amedisys, Inc. (a)                                                    3,923              56,727
American Caresource Holdings, Inc. (a)                                8,261               4,216
AMERIGROUP Corp. (a)(b)                                               6,436             433,014
Amsurg Corp. (a)                                                      4,240             118,635
Analogic Corp.                                                        1,635             110,428
AngioDynamics, Inc. (a)                                               3,495              42,814
Anika Therapeutics, Inc. (a)                                          1,849              23,186
Antares Pharma, Inc. (a)                                             12,856              41,525
Assisted Living Concepts, Inc.                                        2,777              46,126
AtriCure, Inc. (a)                                                    1,424              14,169
Atrion Corp.                                                            237              49,820
Bio-Rad Laboratories, Inc., Class A (a)                               2,695             279,445
Bio-Reference Labs, Inc. (a)                                          3,326              78,194
Biolase Technology, Inc. (a)                                          3,911              10,600
Bioscript, Inc. (a)                                                   7,913              53,729
Bovie Medical Corp. (a)                                               4,326              11,723
Brookdale Senior Living, Inc. (a)                                    13,507             252,851
Bruker BioSciences Corp. (a)                                         12,364             189,293
BSD Medical Corp. (a)(b)                                              3,756               7,737
Cantel Medical Corp.                                                  3,018              75,722
Capital Senior Living Corp. (a)                                       3,876              35,814
Cardica, Inc. (a)                                                     5,277              11,293
CardioNet, Inc. (a)                                                   3,658              11,267
Cardiovascular Systems, Inc. (a)                                      1,908              17,649
Catalyst Health Solutions, Inc. (a)                                   5,843             372,374
Celsion Corp. (a)                                                     4,083               7,758
Centene Corp. (a)                                                     6,731             329,617
Cepheid, Inc. (a)                                                     8,603             359,863
Chindex International, Inc. (a)                                       2,183              20,738
Community Health Systems, Inc. (a)                                   12,209             271,528
Conceptus, Inc. (a)                                                   3,495              50,258
CONMED Corp.                                                          3,741             111,744
The Cooper Cos., Inc.                                                 6,306             515,263
Corvel Corp. (a)                                                      1,043              41,605
Covance, Inc. (a)(b)                                                  8,144             387,899
CryoLife, Inc. (a)                                                    4,128              21,755
Cutera, Inc. (a)                                                      2,304              19,699
Cyberonics, Inc. (a)                                                  3,794             144,665
Cynosure, Inc., Class A (a)                                           1,267              22,629
Daxor Corp.                                                           1,030               9,425
Delcath Systems, Inc. (a)(b)                                          6,740              21,164
DexCom, Inc. (a)                                                      9,091              94,819
Dynacq Healthcare, Inc. (a)(b)                                          460                 405
Echo Therapeutics, Inc. (a)(b)                                        5,151              10,560
Emeritus Corp. (a)                                                    4,018              70,958
Endologix, Inc. (a)                                                   7,139             104,586
The Ensign Group, Inc.                                                2,391              64,940
eResearch Technology, Inc. (a)                                        6,795              53,137
Escalon Medical Corp. (a)                                             1,399               1,413
Exactech, Inc. (a)                                                    1,351              21,413
Five Star Quality Care, Inc. (a)                                      6,433              21,937
Fluidigm Corp. (a)                                                    2,392              37,626
Fonar Corp. (a)                                                       2,455               6,579
Gentiva Health Services, Inc. (a)(b)                                  4,042              35,327

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        11

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
Haemonetics Corp. (a)                                                 3,351        $    233,498
Hanger Orthopedic Group, Inc. (a)                                     4,513              98,654
Hansen Medical, Inc. (a)                                              7,724              23,172
HCA Holdings, Inc.                                                   22,240             550,218
Health Management Associates, Inc., Class A (a)                      34,113             229,239
Health Net, Inc. (a)                                                 11,137             442,362
Healthcare Services Group, Inc.                                       8,451             179,753
HealthStream, Inc. (a)                                                2,542              58,949
Healthways, Inc. (a)                                                  4,489              33,039
Hill-Rom Holdings, Inc.                                               8,384             280,109
HMS Holdings Corp. (a)                                               11,436             356,918
Hologic, Inc. (a)                                                    35,199             758,538
Hooper Holmes, Inc. (a)                                               9,589               6,616
ICU Medical, Inc. (a)                                                 1,632              80,229
Idexx Laboratories, Inc. (a)                                          7,549             660,160
Insulet Corp. (a)                                                     5,598             107,146
Integra LifeSciences Holdings Corp. (a)                               2,714              94,149
Invacare Corp.                                                        4,295              71,168
IPC The Hospitalist Co., Inc. (a)                                     2,258              83,343
IRIS International, Inc. (a)                                          2,554              34,505
Kensey Nash Corp.                                                     1,251              36,604
Kindred Healthcare, Inc. (a)                                          6,932              59,892
LCA-Vision, Inc. (a)                                                  2,927              18,382
LHC Group, Inc. (a)                                                   2,223              41,192
LifePoint Hospitals, Inc. (a)                                         6,417             253,086
Magellan Health Services, Inc. (a)                                    3,805             185,722
MAKO Surgical Corp. (a)(b)                                            4,936             208,052
Masimo Corp. (a)                                                      7,274             170,066
MedCath Corp.                                                         3,087              24,264
Medical Action Industries, Inc. (a)                                   2,313              13,230
Mednax, Inc. (a)                                                      6,577             489,131
Medtox Scientific, Inc. (a)                                           1,518              25,593
MELA Sciences, Inc. (a)                                               4,370              19,534
Meridian Bioscience, Inc.                                             5,509             106,764
Merit Medical Systems, Inc. (a)                                       5,702              70,819
Metropolitan Health Networks, Inc. (a)                                5,527              51,788
Molina Healthcare, Inc. (a)                                           4,038             135,798
Nanosphere, Inc. (a)                                                  5,636              11,272
National Healthcare Corp.                                             1,477              67,292
Natus Medical, Inc. (a)                                               3,994              47,648
Navidea Biopharmaceuticals, Inc. (a)                                 12,992              42,614
Neogen Corp. (a)                                                      3,257             127,251
Neurometrix, Inc. (a)                                                   655                 485
NuVasive, Inc. (a)                                                    5,684              95,719
NxStage Medical, Inc. (a)                                             6,603             127,240
Omnicell, Inc. (a)                                                    4,540              69,053
OraSure Technologies, Inc. (a)                                        6,417              73,731
Orthofix International NV (a)                                         2,493              93,687
Owens & Minor, Inc.                                                   8,454             257,086
Palomar Medical Technologies, Inc. (a)                                2,610              24,377
Parexel International Corp. (a)                                       8,007             215,949
PharMerica Corp. (a)                                                  4,070              50,590
PSS World Medical, Inc. (a)                                           6,827             172,996
Psychemedics Corp.                                                      971               9,535
Quidel Corp. (a)                                                      4,050              74,398
RadNet, Inc. (a)                                                      4,638              14,749
ResMed, Inc. (a)                                                     19,745             610,318
Retractable Technologies, Inc. (a)                                    1,898               2,543
Rochester Medical Corp. (a)                                           1,820              17,854
Rockwell Medical Technologies, Inc. (a)                               2,896              27,396
RTI Biologics, Inc. (a)                                               7,930              29,341
Select Medical Holdings Corp. (a)                                     6,064              46,632
Sirona Dental Systems, Inc. (a)                                       7,483             385,674
Skilled Healthcare Group, Inc., Class A (a)                           3,199              24,504
Solta Medical, Inc. (a)                                               7,262              22,004
Spectranetic Corp. (a)                                                4,650              48,360
SRI/Surgical Express, Inc. (a)                                        2,374               8,903
Staar Surgical Co. (a)                                                3,731              40,407
Stereotaxis, Inc. (a)                                                 9,802               6,371
Steris Corp.                                                          7,004             221,466
Sun Healthcare Group, Inc. (a)                                        3,237              22,141
Sunrise Senior Living, Inc. (a)                                       7,233              45,713
SurModics, Inc. (a)                                                   2,228              34,244
Symmetry Medical, Inc. (a)                                            4,954              35,025
Synergetics USA, Inc. (a)                                             3,470              22,555
Team Health Holdings, Inc. (a)                                        3,924              80,677
Teleflex, Inc.                                                        5,457             333,696
Theragenics Corp. (a)                                                 7,398              13,612
ThermoGenesis Corp. (a)                                               5,823               5,182
Thoratec Corp. (a)                                                    7,993             269,444
Trans1, Inc. (a)                                                      4,020              14,753
Transcend Services, Inc. (a)                                          1,514              44,436
Triple-S Management Corp. (a)                                         2,772              64,033
ULURU, Inc. (a)                                                          26                   7
Unilife Corp. (a)                                                     9,624              39,073
Universal American Corp.                                              4,809              51,841
Universal Health Services, Inc., Class B                             12,227             512,434
Urologix, Inc. (a)                                                    6,008               7,690
Uroplasty, Inc. (a)                                                   2,681               8,070
US Physical Therapy, Inc.                                             1,743              40,176
Utah Medical Products, Inc.                                             868              26,995
Vanguard Health Systems, Inc. (a)                                     5,398              53,224
Vascular Solutions, Inc. (a)                                          2,430              26,220
Vision-Sciences, Inc. (a)                                             5,004               8,507
WellCare Health Plans, Inc. (a)                                       5,723             411,369
West Pharmaceutical Services, Inc.                                    4,467             189,982
Wright Medical Group, Inc. (a)                                        5,321             102,802
Young Innovations, Inc.                                                 723              22,355
Zoll Medical Corp. (a)                                                2,966             274,741
                                                                                   ------------
                                                                                     18,432,348
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
ArthroCare Corp. (a)                                                  3,706              99,506
GenMark Diagnostics, Inc. (a)                                         1,885               7,634

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        12

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (CONCLUDED)
Volcano Corp. (a)                                                     7,071        $    200,463
                                                                                   ------------
                                                                                        307,603
-----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
HealthSouth Corp. (a)                                                12,734             260,792
Henry Schein, Inc. (a)                                               12,116             916,939
Lincare Holdings, Inc.                                               11,906             308,127
MModal, Inc. (a)                                                      4,968              52,413
                                                                                   ------------
                                                                                      1,538,271
-----------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY - 0.0%
ePocrates, Inc. (a)                                                   2,140              18,361
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
Caribou Coffee Co., Inc. (a)                                          2,873              53,553
Las Vegas Sands Corp.                                                52,791           3,039,178
                                                                                   ------------
                                                                                      3,092,731
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.0%
Skullcandy, Inc. (a)                                                    935              14,801
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.0%
American Greetings Corp., Class A                                     5,022              77,037
AT Cross Co. (a)                                                      1,031              12,413
Bassett Furniture Industries, Inc.                                    1,804              16,597
Beazer Homes USA, Inc. (a)                                           12,272              39,884
Blount International, Inc. (a)                                        6,591             109,938
Blyth, Inc.                                                             758              56,721
Briggs & Stratton Corp.                                               6,661             119,432
Brookfield Residential Properties, Inc. (a)                           4,346              45,981
Cavco Industries, Inc. (a)                                              887              41,316
Central Garden & Pet Co., Class A (a)                                 6,881              66,264
Church & Dwight Co., Inc.                                            19,266             947,695
Compx International, Inc.                                             1,337              18,598
Comstock Homebuilding Cos., Inc., Class A (a)                         4,243               7,680
Dixie Group, Inc. (a)                                                 2,471               9,884
Energizer Holdings, Inc. (a)                                          8,801             652,858
Ethan Allen Interiors, Inc.                                           3,626              91,810
Flexsteel Industries, Inc.                                              913              16,525
Forward Industries, Inc. (a)                                          2,823               6,691
Furniture Brands International, Inc. (a)                              6,084              10,221
Herman Miller, Inc.                                                   7,788             178,812
HNI Corp.                                                             4,950             137,362
Hooker Furniture Corp.                                                1,700              23,205
Hovnanian Enterprises, Inc., Class A (a)(b)                           8,753              21,445
Interface, Inc., Class A                                              7,584             105,797
iRobot Corp. (a)                                                      3,639              99,199
Jarden Corp.                                                         10,741             432,110
KB Home                                                               8,922              79,406
Kid Brands, Inc. (a)                                                  3,550               9,585
Knoll, Inc.                                                           6,388             106,296
L.S. Starrett Co., Class A                                              700               9,065
La-Z-Boy, Inc. (a)                                                    6,952             104,002
Libbey, Inc. (a)                                                      2,775              35,908
Lifetime Brands, Inc.                                                 1,440              16,186
M/I Homes, Inc. (a)                                                   2,549              31,506
MDC Holdings, Inc.                                                    4,879             125,829
Meritage Homes Corp. (a)                                              3,565              96,469
Middleby Corp. (a)                                                    2,510             253,962
Mohawk Industries, Inc. (a)                                           7,407             492,640
National Presto Industries, Inc.                                        666              50,523
NVR, Inc. (a)                                                           672             488,094
Oil-Dri Corp. of America                                              1,154              24,569
Ryland Group, Inc.                                                    5,904             113,829
The Scotts Miracle-Gro Co.                                            5,528             299,396
Sealy Corp. (a)(b)                                                    6,307              12,740
Select Comfort Corp. (a)                                              7,448             241,241
Skyline Corp.                                                           880               6,732
Spectrum Brands Holdings, Inc. (a)                                    3,409             119,179
Standard-Pacific Corp. (a)                                           14,414              64,286
Stanley Furniture Co., Inc. (a)                                       3,010              14,418
Steelcase, Inc., Class A                                             11,225             107,760
Summer Infant, Inc. (a)                                               1,416               8,496
Tempur-Pedic International, Inc. (a)                                  8,577             724,156
Toll Brothers, Inc. (a)                                              19,909             477,617
Tupperware Corp.                                                      7,742             491,617
Virco Manufacturing Corp.                                             2,505               5,135
WD-40 Co.                                                             2,145              97,276
                                                                                   ------------
                                                                                      8,053,393
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 2.8%
Accuride Corp. (a)                                                    5,917              51,419
Alamo Group, Inc.                                                     1,237              37,184
Albany International Corp., Class A                                   3,489              80,073
American Railcar Industries, Inc. (a)                                 1,241              29,176
Astec Industries, Inc. (a)                                            2,482              90,543
The Babcock & Wilcox Co. (a)                                         15,671             403,528
Broadwind Energy, Inc. (a)                                           10,745               5,051
Cascade Corp.                                                         1,156              57,939
Ceco Environmental Corp.                                              1,341              10,393
Chicago Rivet & Machine Co.                                             352               6,973
CIRCOR International, Inc.                                            2,325              77,353
Clarcor, Inc.                                                         6,720             329,885
Colfax Corp. (a)                                                      6,088             214,541
Columbus McKinnon Corp. (a)                                           2,620              42,680
Commercial Vehicle Group, Inc. (a)                                    3,418              41,734
Crane Co.                                                             6,798             329,703
Donaldson Co., Inc.                                                  18,532             662,148
Douglas Dynamics, Inc.                                                3,210              44,138
Dynamic Materials Corp.                                               1,837              38,779
The Eastern Co.                                                       1,078              21,560
Energy Recovery, Inc. (a)                                             6,284              14,453
EnPro Industries, Inc. (a)(b)                                         2,775             114,053
Federal Signal Corp. (a)                                              8,538              47,471
Flow International Corp. (a)                                          6,612              26,580
Franklin Electric Co., Inc.                                           2,598             127,484
Freightcar America, Inc.                                              1,642              36,929
Gardner Denver, Inc.                                                  6,797             428,347
GATX Corp.                                                            6,217             250,545

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012      13

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONCLUDED)
The Gorman-Rupp Co.                                                   2,429        $     70,878
Graco, Inc.                                                           8,178             433,925
Graham Corp.                                                          1,384              30,296
Greenbrier Cos., Inc. (a)                                             3,356              66,415
H&E Equipment Services, Inc. (a)                                      4,069              76,986
Hardinge, Inc.                                                        1,772              16,763
Hurco Cos., Inc. (a)                                                    928              26,216
IDEX Corp.                                                           11,141             469,370
John Bean Technologies Corp.                                          3,875              62,775
Kadant, Inc. (a)                                                      1,632              38,874
Kaydon Corp.                                                          4,291             109,463
Kennametal, Inc.                                                     10,643             473,933
Key Technology, Inc. (a)                                              1,079              14,264
Kimball International, Inc., Class B                                  3,810              26,327
Lincoln Electric Holdings, Inc.                                      11,275             510,983
Lindsay Corp.                                                         1,682             111,466
Lydall, Inc. (a)                                                      2,458              25,047
Manitex International, Inc. (a)                                       2,262              16,581
Manitowoc Co.                                                        17,549             243,229
Materion Corp. (a)                                                    2,807              80,645
Meritor, Inc. (a)                                                    12,470             100,633
Met-Pro Corp.                                                         2,279              24,066
MFRI, Inc. (a)                                                        1,400              10,500
Miller Industries, Inc.                                               1,520              25,718
Mine Safety Appliances Co.                                            4,265             175,206
Mueller Industries, Inc.                                              5,082             230,977
NACCO Industries, Inc., Class A                                         727              84,601
NN, Inc. (a)                                                          2,281              18,613
Nordson Corp.                                                         7,949             433,300
Oshkosh Corp. (a)                                                    12,026             278,642
Pentair, Inc.                                                        13,173             627,167
PMFG, Inc. (a)                                                        2,787              41,833
Robbins & Myers, Inc.                                                 5,109             265,923
Sauer-Danfoss, Inc.                                                   1,435              67,445
Spartan Motors, Inc.                                                  4,415              23,355
Standex International Corp.                                           1,694              69,776
Sun Hydraulics, Inc.                                                  2,718              71,103
Sypris Solutions, Inc.                                                2,382               9,647
Tecumseh Products Co., Class A (a)                                    2,664              10,709
Tennant Co.                                                           2,271              99,924
Timken Co.                                                           10,536             534,597
Toro Co.                                                              3,951             280,956
Trinity Industries, Inc.                                             10,607             349,501
Twin Disc, Inc.                                                       1,243              32,430
Westinghouse Air Brake Technologies Corp.                             6,476             488,096
Williams Controls, Inc.                                                 940              10,302
Woodward, Inc.                                                        7,714             330,391
                                                                                   ------------
                                                                                     11,220,509
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 0.6%
AK Steel Holding Corp.                                               14,617             110,505
Ampco-Pittsburgh Corp.                                                1,202              24,196
Carpenter Technology Corp.                                            5,910             308,679
Century Aluminum Co. (a)                                              8,427              74,832
Cold Metal Products, Inc. (a)                                         1,400                   -
Commercial Metals Co.                                                15,480             229,414
Friedman Industries, Inc.                                             1,328              14,475
Handy & Harman Ltd. (a)                                                 989              14,281
Haynes International, Inc.                                            1,651             104,591
Horsehead Holding Corp. (a)                                           5,905              67,258
Kaiser Aluminum Corp.                                                 2,262             106,902
Metals USA Holdings Corp. (a)                                         1,861              26,817
Noranda Aluminum Holding Corp.                                        3,358              33,479
Olympic Steel, Inc.                                                   1,358              32,592
Reliance Steel & Aluminum Co.                                         9,963             562,710
RTI International Metals, Inc. (a)(b)                                 4,083              94,154
Steel Dynamics, Inc.                                                 29,324             426,371
Synalloy Corp.                                                          997              13,101
TMS International Corp. (a)                                           1,448              17,521
Universal Stainless & Alloy Products, Inc. (a)                          952              40,669
Uranium Energy Corp. (a)                                             10,314              40,225
Uranium Resources, Inc. (a)(b)                                       20,307              18,477
USEC, Inc. (a)(b)                                                    16,407              17,391
Worthington Industries, Inc.                                          7,188             137,866
                                                                                   ------------
                                                                                      2,516,506
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.7%
Air Lease Corp. (a)                                                   9,747             234,610
Air Transport Services Group, Inc. (a)                                7,478              43,298
Aircastle Ltd.                                                        6,291              77,002
Alexander & Baldwin, Inc.                                             5,518             267,347
Arkansas Best Corp.                                                   3,385              63,672
Baltic Trading Ltd.                                                   3,031              12,579
CAI International, Inc. (a)                                           1,765              32,088
Celadon Group, Inc.                                                   3,122              48,547
Con-way, Inc.                                                         7,358             239,944
Covenant Transport Group, Inc., Class A (a)                           1,992               6,374
DHT Holdings, Inc.                                                    9,030               8,669
Eagle Bulk Shipping, Inc. (a)(b)                                      8,764              17,002
Echo Global Logistics, Inc. (a)                                       2,099              33,794
Forward Air Corp.                                                     3,863             141,656
Frozen Food Express Industries, Inc. (a)                              3,928               4,792
Genco Shipping & Trading Ltd. (a)                                     5,201              33,078
Genesee & Wyoming, Inc., Class A (a)                                  5,315             290,093
Heartland Express, Inc.                                               7,155             103,461
HUB Group, Inc., Class A (a)                                          5,080             183,032
International Shipholding Corp.                                       1,032              23,829
J.B. Hunt Transport Services, Inc.                                   13,025             708,169
Kansas City Southern (a)                                             14,736           1,056,424
Kirby Corp. (a)                                                       7,508             493,951
Knight Transportation, Inc.                                           7,628             134,711
Landstar System, Inc.                                                 6,314             364,444
Marten Transport Ltd.                                                 2,180              48,113
Old Dominion Freight Line, Inc. (a)                                   7,324             349,135
Overseas Shipholding Group, Inc.                                      3,692              46,630
P.A.M. Transportation Services, Inc.                                    847               9,478
Pacer International, Inc. (a)                                         4,839              30,582

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       14

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
Patriot Transportation Holding, Inc. (a)                              1,232        $     28,693
PHH Corp. (a)                                                         7,580             117,263
Quality Distribution, Inc. (a)                                        2,636              36,324
Railamerica, Inc. (a)                                                 2,904              62,320
Rand Logistics, Inc. (a)                                              1,088               9,161
Roadrunner Transportation Systems, Inc. (a)                           1,450              25,158
Saia, Inc. (a)                                                        2,185              37,167
Ship Finance International Ltd.                                       5,774              88,342
SMF Energy Corp.                                                      4,006               4,687
Swift Transportation Co. (a)                                         10,007             115,481
TAL International Group, Inc.                                         3,488             128,044
Teekay Corp.                                                          5,381             186,990
Textainer Group Holdings Ltd.                                         2,422              82,106
Universal Truckload Services, Inc.                                      901              13,569
USA Truck, Inc. (a)                                                   1,407              10,904
UTI Worldwide, Inc.                                                  13,615             234,586
Werner Enterprises, Inc.                                              6,882             171,087
Wesco Aircraft Holdings, Inc. (a)                                     2,855              46,251
Willis Lease Finance Corp. (a)                                        1,120              14,571
World Fuel Services Corp.                                             9,684             397,044
XPO Logistics, Inc. (a)                                               1,177              19,774
YRC Worldwide, Inc. (a)                                                 563               3,733
                                                                                   ------------
                                                                                      6,939,759
-----------------------------------------------------------------------------------------------
INSURANCE - 0.7%
American Financial Group, Inc.                                       11,628             448,608
Arch Capital Group Ltd. (a)                                          17,718             659,819
PartnerRe Ltd.                                                        9,013             611,893
Protective Life Corp.                                                10,892             322,621
Reinsurance Group of America, Inc.                                    9,792             582,330
United Fire Group, Inc.                                               3,007              53,795
                                                                                   ------------
                                                                                      2,679,066
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.3%
Cornerstone OnDemand, Inc. (a)                                        3,810              83,210
DealerTrack Holdings, Inc. (a)                                        5,580             168,851
Internet Patents Corp.                                                  937               3,083
Inuvo, Inc. (a)                                                       5,901               4,544
NIC, Inc.                                                             8,956             108,636
Rackspace Hosting, Inc. (a)                                          14,544             840,498
                                                                                   ------------
                                                                                      1,208,822
-----------------------------------------------------------------------------------------------
IT SERVICES - 0.4%
Alliance Data Systems Corp. (a)                                       6,727             847,333
ExlService Holdings, Inc. (a)                                         3,286              90,168
Global Cash Access, Inc. (a)                                          5,824              45,427
Higher One Holdings, Inc. (a)(b)                                      4,629              69,204
VeriFone Systems, Inc. (a)                                           14,250             739,147
                                                                                   ------------
                                                                                      1,791,279
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Brunswick Corp.                                                      11,850             305,137
Polaris Industries, Inc.                                              8,733             630,086
                                                                                   ------------
                                                                                        935,223
-----------------------------------------------------------------------------------------------
LEISURE GOODS - 0.3%
Arctic Cat, Inc. (a)                                                  1,640              70,241
Black Diamond, Inc. (a)                                               2,230              20,650
Callaway Golf Co.                                                     8,789              59,414
Drew Industries, Inc. (a)                                             2,560              69,914
DTS, Inc. (a)                                                         2,281              68,932
Emerson Radio Corp. (a)                                               4,864               9,777
Escalade, Inc.                                                        1,740              10,301
Glu Mobile, Inc. (a)                                                  7,170              34,774
Jakks Pacific, Inc.                                                   3,608              62,960
Koss Corp.                                                            1,133               6,130
Leapfrog Enterprises, Inc. (a)                                        6,368              53,236
Majesco Entertainment Co. (a)                                         5,255              12,980
Marine Products Corp.                                                 1,997              11,882
Meade Instruments Corp. (a)                                             433               1,689
Nautilus, Inc. (a)                                                    5,484              15,355
Pool Corp.                                                            6,515             243,791
RealD, Inc. (a)                                                       5,441              73,453
Steinway Musical Instruments, Inc. (a)                                1,110              27,750
Take-Two Interactive Software, Inc. (a)                              12,102             186,189
Thor Industries, Inc.                                                 6,149             194,062
THQ, Inc. (a)                                                        12,179               6,820
Universal Electronics, Inc. (a)                                       2,107              42,098
Winnebago Industries, Inc. (a)                                        3,874              37,965
                                                                                   ------------
                                                                                      1,320,363
-----------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.4%
American Equity Investment Life Holding Co.                           7,737              98,801
American Independence Corp. (a)                                         313               1,346
Amerisafe, Inc. (a)                                                   2,646              65,462
Atlantic American Corp.                                               1,107               3,188
Citizens, Inc. (a)                                                    5,272              52,087
CNO Financial Group, Inc. (a)                                        28,940             225,153
Delphi Financial Group, Inc., Class A                                 6,263             280,395
eHealth, Inc. (a)                                                     2,881              46,989
Employers Holdings, Inc.                                              4,737              83,892
FBL Financial Group, Inc., Class A                                    1,644              55,403
Independence Holding Co.                                                982               9,781
Kansas City Life Insurance Co.                                          407              13,105
National Western Life Insurance Co., Class A                            257              35,176
The Phoenix Cos., Inc. (a)                                           14,095              34,533
Presidential Life Corp.                                               2,660              30,404
Primerica, Inc.                                                       5,545             139,789
Stancorp Financial Group, Inc.                                        5,813             237,984
Symetra Financial Corp.                                               9,890             114,032
                                                                                   ------------
                                                                                      1,527,520
-----------------------------------------------------------------------------------------------
MACHINERY - 0.6%
AGCO Corp. (a)(c)                                                    12,935             610,661
Altra Holdings, Inc. (a)                                              3,571              68,563
Chart Industries, Inc. (a)                                            3,931             288,260
Navistar International Corp. (a)                                      9,238             373,677
SPX Corp.                                                             6,820             528,755

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       15

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
MACHINERY (CONCLUDED)
Terex Corp. (a)                                                       14,641       $    329,423
Titan International, Inc.                                              5,636            133,292
Wabash National Corp. (a)                                              9,121             94,402
                                                                                   ------------
                                                                                      2,427,033
-----------------------------------------------------------------------------------------------
MEDIA - 3.3%
Acxiom Corp. (a)                                                      10,473            153,744
AH Belo Corp.                                                          2,700             13,203
AMC Networks, Inc., Class A (a)                                        7,902            352,666
Arbitron, Inc.                                                         3,686            136,308
Ascent Capital Group, Inc., Class A (a)                                1,966             92,972
Avid Technology, Inc. (a)                                              3,956             43,516
Bankrate, Inc. (a)                                                     6,015            148,871
Beasley Broadcasting Group, Inc., Class A (a)                          1,665              7,160
Belo Corp., Class A                                                   12,235             87,725
Charter Communications, Inc. (a)                                       5,014            318,138
Clear Channel Outdoor Holdings, Inc., Class A (a)                      5,342             42,629
ComScore, Inc. (a)                                                     4,539             97,089
Constant Contact, Inc. (a)                                             4,023            119,845
Courier Corp.                                                          1,599             18,548
Crown Media Holdings, Inc., Class A (a)                                4,523              7,192
CSS Industries, Inc.                                                   1,288             25,065
CTN Media Group, Inc. (a)                                                 50                  -
Cumulus Media, Inc., Class A (a)                                       7,122             24,856
Demand Media, Inc. (a)                                                 4,181             30,312
Dex One Corp. (a)(b)                                                   7,319             10,393
Digital Generation, Inc. (a)                                           3,375             34,459
DISH Network Corp., Class A                                           27,917            919,307
Dolby Laboratories, Inc., Class A (a)                                  6,706            255,230
DreamWorks Animation SKG, Inc., Class A (a)                            9,025            166,511
Emmis Communications Corp., Class A (a)                                9,367              7,681
Entercom Communications Corp. (a)                                      3,372             21,884
Entravision Communications Corp.,Class A                               7,479             12,789
EW Scripps Co. (a)                                                     4,266             42,105
Factset Research Systems, Inc.                                         5,570            551,653
Fisher Communications, Inc. (a)                                          769             23,624
Gray Television, Inc. (a)                                              7,124             13,464
Groupon, Inc. (a)(b)                                                   5,236             96,238
Harte-Hanks, Inc.                                                      6,055             54,798
Hollywood Media Corp. (a)                                             10,217             10,932
IHS, Inc., Class A (a)                                                 6,433            602,450
John Wiley & Sons, Inc., Class A                                       7,046            335,319
Journal Communications, Inc., Class A (a)                              5,439             30,622
Knology, Inc. (a)                                                      4,525             82,355
Lamar Advertising Co., Class A (a)                                     7,783            252,247
Liberty Global, Inc. (a)                                              34,664          1,735,973
Liberty Interactive Corp., Class A (a)                                80,627          1,539,169
Liberty Media Corp. - Liberty Capital (a)                             15,363          1,354,248
Lin TV Corp., Class A (a)                                              4,327             17,524
Live Nation Entertainment, Inc. (a)                                   21,506            202,156
Local.com Corp. (a)                                                    4,961             12,750
LodgeNet Interactive Corp. (a)(b)                                      3,237             11,330
Marchex, Inc., Class B                                                 3,506             15,637
Martha Stewart Living Omnimedia, Inc., Class A                         3,881             14,787
McClatchy Co., Class A (a)                                             6,806             19,669
Media General, Inc., Class A (a)(b)                                    2,100             10,794
Meredith Corp. (b)                                                     4,826            156,652
Morningstar, Inc.                                                      3,520            221,936
National CineMedia, Inc.                                               7,509            114,888
New Frontier Media, Inc. (a)                                           7,727             11,977
The New York Times Co., Class A (a)                                   17,310            117,535
Nexstar Broadcasting Group, Inc., Class A (a)                          1,554             12,914
Nielsen Holdings NV (a)                                                9,548            287,777
Outdoor Channel Holdings, Inc.                                         1,898             13,874
Pandora Media, Inc. (a)(b)                                             8,416             85,927
PDI, Inc. (a)                                                          1,936             12,913
QuinStreet, Inc. (a)                                                   3,203             33,599
Radio One, Inc., Class D (a)                                           7,441              7,219
Saga Communications, Inc. (a)                                            422             15,108
Salem Communications Corp., Class A                                    2,056              9,684
Schawk, Inc.                                                           1,413             17,677
Scholastic Corp.                                                       3,238            114,237
Sinclair Broadcast Group, Inc., Class A                                6,554             72,487
Sirius XM Radio, Inc. (a)                                            503,013          1,161,960
Spanish Broadcasting System, Inc. (a)                                    654              4,415
SPAR Group, Inc. (a)                                                   1,400              1,890
SuperMedia, Inc. (a)                                                   3,079              7,359
TechTarget, Inc. (a)                                                   2,765             19,161
TheStreet.com, Inc.                                                    7,238             15,996
Valassis Communications, Inc. (a)                                      5,995            137,885
Value Line, Inc.                                                         420              5,158
ValueClick, Inc. (a)                                                  11,203            221,147
WebMD Health Corp., Class A (a)(b)                                     6,849            175,197
WebMediaBrands, Inc. (a)                                              10,094             10,498
XO Group, Inc. (a)                                                     4,337             40,724
                                                                                   ------------
                                                                                     13,285,731
-----------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
Globe Specialty Metals, Inc.                                           7,138            106,142
McEwen Mining, Inc. (a)                                               23,001            102,124
Southern Copper Corp.                                                 22,983            728,791
                                                                                   ------------
                                                                                        937,057
-----------------------------------------------------------------------------------------------
MINING - 0.8%
Allied Nevada Gold Corp. (a)                                          11,300            367,589
AMCOL International Corp.                                              3,600            106,164

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012        16

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
MINING (CONCLUDED)
Cloud Peak Energy, Inc. (a)                                           8,285        $    131,980
Coeur d'Alene Mines Corp. (a)                                        12,259             291,029
Compass Minerals International, Inc.                                  4,425             317,449
General Moly, Inc. (a)                                                9,225              30,904
Golden Minerals Co. (a)                                               4,339              36,578
Hecla Mining Co.                                                     38,525             177,985
Molycorp, Inc. (a)(b)                                                 8,197             277,304
Patriot Coal Corp. (a)                                               12,295              76,721
Royal Gold, Inc.                                                      8,103             528,478
Solitario Exploration & Royalty Corp. (a)                             7,850              10,833
Stillwater Mining Co. (a)                                            15,479             195,655
SunCoke Energy, Inc. (a)                                              9,455             134,356
Timberline Resources Corp. (a)(b)                                    15,011               7,656
Vista Gold Corp. (a)                                                 11,525              36,188
Walter Industries, Inc.                                               8,378             496,061
Westmoreland Coal Co. (a)                                             1,529              17,079
                                                                                   ------------
                                                                                      3,240,009
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.3%
Atlantic Tele-Network, Inc.                                           1,433              52,104
Globalstar, Inc. (a)                                                 15,196              10,637
Iridium Communications, Inc. (a)                                      6,811              59,664
Leap Wireless International, Inc. (a)                                 7,922              69,159
NTELOS Holdings Corp.                                                 2,337              48,376
ORBCOMM, Inc. (a)                                                     6,188              23,824
SBA Communications Corp., Class A (a)                                14,852             754,630
Shenandoah Telecom Co.                                                3,409              38,010
U.S. Cellular Corp. (a)(b)                                            2,229              91,233
USA Mobility, Inc.                                                    3,409              47,488
                                                                                   ------------
                                                                                      1,195,125
-----------------------------------------------------------------------------------------------
TOTAL MULTILINE RETAIL - 0.1%
Dillard's, Inc., Class A                                              4,497             283,401
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE - 2.8%
21st Century Holding Co. (a)                                          3,597              15,971
Affirmative Insurance Holdings, Inc. (a)                              3,097               1,641
Alleghany Corp. (a)(b)                                                2,175             715,792
Allied World Assurance Co. Holdings AG                                5,050             346,783
American National Insurance Co.                                       1,840             133,437
American Safety Insurance Holdings Ltd. (a)                           1,595              30,066
AmTrust Financial Services, Inc.                                      3,218              86,500
Argo Group International Holdings Ltd.                                4,208             125,693
Arthur J. Gallagher & Co.                                            15,217             543,856
Aspen Insurance Holdings Ltd.                                         9,468             264,536
Assured Guaranty Ltd.                                                22,230             367,240
Axis Capital Holdings Ltd.                                           17,266             572,713
Baldwin & Lyons, Inc., Class B                                        1,625              36,368
Brown & Brown, Inc.                                                  15,721             373,845
CNA Financial Corp.                                                   3,868             113,448
Donegal Group, Inc., Class A                                          1,708              23,348
Eastern Insurance Holdings, Inc.                                      1,582              23,097
EMC Insurance Group, Inc.                                               901              18,101
Endurance Specialty Holdings Ltd.                                     5,418             220,296
Enstar Group Ltd. (a)                                                 1,361             134,725
Erie Indemnity Co., Class A                                           3,672             286,196
Everest Re Group Ltd.                                                 5,932             548,829
First Acceptance Corp. (a)                                            1,327               1,845
First American Financial Corp.                                       14,156             235,414
Flagstone Reinsurance Holdings SA                                     7,562              59,513
Global Indemnity Plc (a)                                              2,075              40,442
Greenlight Capital Re Ltd. (a)                                        4,205             103,569
The Hanover Insurance Group, Inc.                                     6,070             249,598
Harleysville Group, Inc.                                              1,631              94,109
HCC Insurance Holdings, Inc.                                         14,316             446,230
Hilltop Holdings, Inc. (a)                                            6,098              51,162
Horace Mann Educators Corp.                                           5,277              92,981
Infinity Property & Casualty Corp.                                    1,631              85,350
Kemper Corp.                                                          5,843             176,926
Life Partners Holdings, Inc.                                          2,288               9,312
Maiden Holdings Ltd.                                                  8,764              78,876
Markel Corp. (a)                                                      1,318             591,703
MBIA, Inc. (a)                                                       20,549             201,380
Meadowbrook Insurance Group, Inc.                                     7,140              66,616
Mercury General Corp.                                                 3,629             158,732
Montpelier Re Holdings Ltd.                                           8,306             160,472
National Interstate Corp.                                             1,058              27,064
National Security Group, Inc.                                           120               1,043
Navigators Group, Inc. (a)                                            1,654              78,135
Old Republic International Corp.                                     32,896             347,053
OneBeacon Insurance Group Ltd.                                        3,180              49,004
Platinum Underwriters Holdings Ltd.                                   4,992             182,208
ProAssurance Corp.                                                    3,937             346,889
RenaissanceRe Holdings Ltd.                                           6,920             524,052
RLI Corp.                                                             2,434             174,372
Safety Insurance Group, Inc.                                          2,044              85,112
SeaBright Holdings, Inc.                                              3,366              30,597
Selective Insurance Group, Inc.                                       7,267             127,972
State Auto Financial Corp.                                            2,076              30,330
Tower Group, Inc.                                                     4,928             110,535
Unico American Corp. (a)                                              1,121              12,555
Universal Insurance Holdings, Inc.                                    4,307              16,754
Validus Holdings Ltd.                                                 9,520             294,644
W.R. Berkley Corp.                                                   15,108             545,701
White Mountains Insurance Group, Inc.                                   795             398,867
                                                                                   ------------
                                                                                     11,269,598
-----------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - 0.0%
Exterran Holdings, Inc. (a)(b)                                        8,546             112,722
-----------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 0.3%
Carrizo Oil & Gas, Inc. (a)                                           4,756             134,405

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       17

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION (CONCLUDED)
Cimarex Energy Co.                                                   11,500        $    867,905
EXCO Resources, Inc.                                                 20,534             136,140
Forest Oil Corp. (a)(b)                                              15,256             184,903
                                                                                   ------------
                                                                                      1,323,353
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.3%
Abraxas Petroleum Corp. (a)                                          12,716              39,674
Adams Resources & Energy, Inc.                                          422              24,130
Alon USA Energy, Inc.                                                 2,109              19,086
Apco Oil and Gas International, Inc.                                  1,288              87,803
Approach Resources, Inc. (a)                                          2,782             102,795
ATP Oil & Gas Corp. (a)(b)                                            5,982              43,968
Barnwell Industries, Inc. (a)                                         1,930               6,234
Bill Barrett Corp. (a)                                                5,827             151,560
BPZ Resources, Inc. (a)                                              15,183              61,188
Brenham Oil+Gas Corp. (a)                                             5,673                 284
Callon Petroleum Co. (a)                                              5,471              34,413
Clayton Williams Energy, Inc. (a)                                     1,212              96,281
Cobalt International Energy, Inc. (a)                                25,212             757,116
Comstock Resources, Inc. (a)                                          6,468             102,388
Concho Resources, Inc. (a)                                           13,942           1,423,199
Contango Oil & Gas Co. (a)                                            1,841             108,453
CREDO Petroleum Corp. (a)                                             1,642              16,781
CVR Energy, Inc. (a)                                                 11,730             313,778
Delek US Holdings, Inc.                                               2,269              35,192
Double Eagle Pete & Mining Co. (a)                                    1,884              11,304
Endeavour International Corp. (a)                                     5,168              61,241
Energy Partners Ltd. (a)                                              3,914              65,012
Evolution Petroleum Corp. (a)                                         2,936              27,305
FX Energy, Inc. (a)                                                   7,352              39,995
Gasco Energy, Inc. (a)                                                5,700               1,523
Gastar Exploration Ltd. (a)                                           8,271              24,730
GeoMet, Inc. (a)                                                      7,532               5,046
GeoPetro Resources Co. (a)                                            9,626               1,973
GeoResources, Inc. (a)                                                2,943              96,354
GMX Resources, Inc. (a)                                               8,292              10,531
Goodrich Petroleum Corp. (a)                                          3,805              72,371
Gulfport Energy Corp. (a)                                             5,643             164,324
Harvest Natural Resources, Inc. (a)                                   4,839              34,260
Houston American Energy Corp. (a)                                     2,579              13,462
Hyperdynamics Corp. (a)(b)                                           19,302              24,900
Isramco, Inc. (a)                                                       135              11,794
Magellan Petroleum Corp. (a)                                          8,484              10,860
Miller Energy Resources, Inc. (a)                                     4,588              19,361
Northern Oil and Gas, Inc. (a)                                        8,561             177,555
Oasis Petroleum, Inc. (a)                                             9,471             291,991
Panhandle Oil & Gas, Inc.                                             1,224              36,084
Penn Virginia Corp.                                                   6,206              28,237
Petroleum Development Corp. (a)                                       3,172             117,650
Petroquest Energy, Inc. (a)                                           8,268              50,766
Plains Exploration & Production Co. (a)                              18,949             808,175
PostRock Energy Corp. (a)                                             1,910               5,921
Quicksilver Resources, Inc. (a)                                      16,252              81,910
Resolute Energy Corp. (a)                                             7,182              81,731
Rex Energy Corp. (a)                                                  5,846              62,435
Rosetta Resources, Inc. (a)                                           7,144             348,341
SM Energy Co.                                                         8,566             606,216
Stone Energy Corp. (a)                                                6,603             188,780
Syntroleum Corp. (a)                                                 11,960              11,541
Targa Resources, Inc.                                                 4,373             198,753
Tri-Valley Corp. (a)                                                  9,954               1,682
Ultra Petroleum Corp. (a)(b)                                         20,380             461,199
US Energy Corp. - Wyoming (a)                                         3,515              11,107
Vaalco Energy, Inc. (a)                                               7,792              73,634
Venoco, Inc. (a)                                                      4,287              46,471
Voyager Oil & Gas, Inc. (a)                                           8,016              19,479
W&T Offshore, Inc.                                                    4,840             102,027
Warren Resources, Inc. (a)                                            9,939              32,401
Western Refining, Inc.                                                7,552             142,129
Whiting Petroleum Corp. (a)                                          15,726             853,922
Zion Oil & Gas, Inc. (a)                                              4,687              12,374
                                                                                   ------------
                                                                                      8,973,180
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.0%
Atwood Oceanics, Inc. (a)(b)                                          7,579             340,221
Basic Energy Services, Inc. (a)                                       3,925              68,099
Bolt Technology Corp.                                                 1,419              21,995
Bristow Group, Inc.                                                   4,618             220,417
C&J Energy Services, Inc. (a)(b)                                      6,044             107,523
Cal Dive International, Inc. (a)                                     12,779              42,171
CARBO Ceramics, Inc. (b)                                              2,702             284,926
Crosstex Energy, Inc.                                                 6,597              93,282
Dawson Geophysical Co. (a)                                            1,092              37,510
DHT Holdings Inc.                                                        36               3,744
Flotek Industries, Inc. (a)                                           6,766              81,327
Forbes Energy Services Ltd. (a)                                       1,499               9,249
Geokinetics, Inc. (a)                                                 3,468               6,104
Global Geophysical Services, Inc. (a)                                 3,029              32,138
Gulf Island Fabrication, Inc.                                         1,679              49,144
Gulfmark Offshore, Inc., Class A (a)                                  3,555             163,388
Helix Energy Solutions Group, Inc. (a)                               13,459             239,570
Hercules Offshore, Inc. (a)                                          18,463              87,330
ION Geophysical Corp. (a)                                            15,924             102,710
Key Energy Services, Inc. (a)                                        20,148             311,287
Kinder Morgan, Inc. (b)                                              20,163             779,300
Lufkin Industries, Inc.                                               4,056             327,116
Matrix Service Co. (a)                                                3,490              48,895
McDermott International, Inc. (a)                                    31,168             399,262
Mitcham Industries, Inc. (a)                                          1,728              38,811
Natural Gas Services Group, Inc. (a)                                  1,776              23,443
Oceaneering International, Inc.                                      14,542             783,668
OGE Energy Corp.                                                     13,111             701,438
Oil States International, Inc. (a)                                    6,873             536,506
OYO Geospace Corp. (a)                                                  691              72,783
Parker Drilling Co. (a)                                              15,591              93,078
Patterson-UTI Energy, Inc.                                           20,664             357,281
PHI, Inc. (a)                                                         1,975              45,721
Pioneer Drilling Co. (a)                                              8,275              72,820
RPC, Inc. (b)                                                         9,840             104,397
SEACOR Holdings, Inc. (a)                                             2,862             274,122

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       18

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONCLUDED)
SemGroup Corp. (a)                                                    5,151        $    150,100
Tetra Technologies, Inc. (a)                                         10,217              96,244
TGC Industries, Inc. (a)                                              2,091              20,743
Tidewater, Inc.                                                       6,918             373,710
Union Drilling, Inc. (a)                                              1,918              10,664
Unit Corp. (a)                                                        6,468             276,572
Willbros Group, Inc. (a)                                              6,936              22,473
                                                                                   ------------
                                                                                      7,911,282
-----------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.1%
Arch Coal, Inc.                                                      28,617             306,488
Berry Petroleum Co., Class A                                          7,179             338,346
Cheniere Energy, Inc. (a)                                            20,223             302,941
Continental Resources, Inc. (a)                                       7,778             667,508
Energen Corp.                                                         9,742             478,819
Halcon Resources Corp. (a)                                            2,941              27,587
HollyFrontier Corp.                                                  26,166             841,237
James River Coal Co. (a)(b)                                           4,899              25,083
Kodiak Oil & Gas Corp. (a)                                           33,240             331,070
Laredo Petroleum Holdings, Inc. (a)                                   3,036              71,164
Magnum Hunter Resources Corp. (a)(b)                                 17,523             112,322
McMoRan Exploration Co. (a)                                          14,533             155,503
SandRidge Energy, Inc. (a)(b)                                        51,699             404,803
Swift Energy Co. (a)                                                  5,722             166,110
ZaZa Energy Corp. (a)                                                 5,419              25,307
                                                                                   ------------
                                                                                      4,254,288
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.2%
Domtar Corp.                                                          4,874             464,882
Kapstone Paper and Packaging Corp. (a)                                5,673             111,758
Schweitzer-Mauduit International, Inc.                                2,134             147,374
                                                                                   ------------
                                                                                        724,014
-----------------------------------------------------------------------------------------------
PERSONAL GOODS - 1.4%
American Apparel, Inc. (a)                                            4,944               3,960
Carter's, Inc. (a)                                                    6,776             337,242
Charles & Colvard Ltd. (a)                                            3,457              15,971
Cherokee, Inc.                                                        1,420              16,174
Columbia Sportswear Co.                                               1,910              90,629
Crocs, Inc. (a)                                                      11,974             250,496
Culp, Inc. (a)                                                        1,219              13,385
Delta Apparel, Inc. (a)                                                 935              15,362
Elizabeth Arden, Inc. (a)                                             3,719             130,091
Female Health Co.                                                     2,414              13,084
Fossil, Inc. (a)                                                      7,061             931,911
Hanesbrands, Inc. (a)                                                12,928             381,893
Heelys, Inc. (a)                                                      4,690              10,318
Helen of Troy Ltd. (a)                                                3,999             136,006
Iconix Brand Group, Inc. (a)                                          9,730             169,107
Inter Parfums, Inc.                                                   2,294              35,993
Joe's Jeans, Inc. (a)                                                 9,399              11,467
The Jones Group, Inc.                                                10,763             135,183
K-Swiss, Inc., Class A (a)(b)                                         3,783              15,510
Kenneth Cole Productions, Inc., Class A (a)                           1,457              23,458
Lacrosse Footwear, Inc.                                               1,243              16,060
Lakeland Industries, Inc. (a)                                           913               9,185
Liz Claiborne, Inc. (a)                                              12,714             169,859
Maidenform Brands, Inc. (a)                                           3,183              71,649
Movado Group, Inc.                                                    2,427              59,583
Nu Skin Enterprises, Inc., Class A                                    7,888             456,794
Orchids Paper Products Co.                                            1,117              20,095
Oxford Industries, Inc.                                               1,923              97,727
Parlux Fragrances, Inc. (a)                                           3,046              17,240
Perry Ellis International, Inc. (a)(b)                                1,778              33,195
Physicians Formula Holdings, Inc. (a)                                 3,138               9,320
PVH Corp.                                                             8,279             739,563
Quiksilver, Inc. (a)                                                 17,748              71,702
R.G. Barry Corp.                                                        973              11,871
Revlon, Inc., Class A (a)                                             1,605              27,686
Rocky Brands, Inc. (a)                                                1,075              14,631
Skechers U.S.A., Inc., Class A (a)                                    5,417              68,904
Steven Madden Ltd. (a)                                                5,232             223,668
Superior Uniform Group, Inc.                                          1,210              14,205
Tandy Brands Accessories, Inc. (a)                                    1,401               2,438
True Religion Apparel, Inc. (a)                                       3,475              95,215
Unifi, Inc. (a)                                                       2,216              21,407
Vera Bradley, Inc. (a)                                                3,179              95,974
The Warnaco Group, Inc. (a)                                           5,414             316,178
Weyco Group, Inc.                                                     1,172              27,776
Wolverine World Wide, Inc.                                            6,430             239,067
                                                                                   ------------
                                                                                      5,668,232
-----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.3%
Herbalife Ltd.                                                       15,601           1,073,661
Mannatech, Inc. (a)                                                     310               1,131
                                                                                   ------------
                                                                                      1,074,792
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
Jazz Pharmaceuticals Plc (a)                                          4,550             220,539
The Medicines Co. (a)                                                 7,361             147,735
ViroPharma, Inc. (a)                                                  9,434             283,680
                                                                                   ------------
                                                                                        651,954
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.3%
Aastrom Biosciences, Inc. (a)(b)                                      7,853              15,863
Acadia Pharmaceuticals, Inc. (a)                                      7,718              16,671
Achillion Pharmaceuticals, Inc. (a)                                   6,385              61,168
Acura Pharmaceuticals, Inc. (a)(b)                                    3,065              10,605
Aegerion Pharmaceuticals, Inc. (a)                                    1,790              24,756
Affymax, Inc. (a)                                                     4,896              57,479
Affymetrix, Inc. (a)                                                  8,572              36,602
Agenus, Inc. (a)                                                      3,301              21,820
Akorn, Inc. (a)(b)                                                    8,979             105,054
Albany Molecular Research, Inc. (a)                                   3,064               8,273
Alexion Pharmaceuticals, Inc. (a)                                    24,774           2,300,514
Alexza Pharmaceuticals, Inc. (a)                                     11,241               6,962
Alkermes Plc (a)                                                     13,019             241,502
Allos Therapeutics, Inc. (a)                                          7,370              10,908

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       19

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Alnylam Pharmaceuticals, Inc. (a)                                     5,977        $     66,165
AMAG Pharmaceuticals, Inc. (a)                                        2,967              47,264
Amicus Therapeutics, Inc. (a)                                         3,029              15,993
Ampio Pharmaceuticals, Inc. (a)(b)                                    2,822               9,623
Amylin Pharmaceuticals, Inc. (a)                                     17,718             442,241
Anacor Pharmaceuticals, Inc. (a)                                      2,154              12,687
Anthera Pharmaceuticals, Inc. (a)                                     2,838               6,272
Apricus Biosciences, Inc. (a)                                         3,055               8,615
ARCA Biopharma, Inc. (a)                                              4,416               4,019
Ardea Biosciences, Inc. (a)                                           3,075              66,912
Arena Pharmaceuticals, Inc. (a)                                      20,216              62,063
Ariad Pharmaceuticals, Inc. (a)(b)                                   20,648             329,336
Arqule, Inc. (a)                                                      7,393              51,825
Array Biopharma, Inc. (a)                                            11,326              38,622
AspenBio Pharma, Inc. (a)                                               358                 258
Astex Pharmaceuticals (a)                                            13,565              25,231
Auxilium Pharmaceuticals, Inc. (a)                                    6,613             122,803
Avanir Pharmaceuticals, Inc. (a)                                     17,307              59,190
AVEO Pharmaceuticals, Inc. (a)                                        5,974              74,137
AVI BioPharma, Inc. (a)                                              17,430              26,842
BioCryst Pharmaceuticals, Inc. (a)                                    5,409              26,125
Biodel, Inc. (a)                                                      7,671               4,526
BioDelivery Sciences International, Inc. (a)                          4,973              12,035
BioMarin Pharmaceutical, Inc. (a)                                    15,359             526,046
BioMimetic Therapeutics, Inc. (a)                                     3,485               8,608
BioSante Pharmaceuticals, Inc. (a)(b)                                16,643              11,317
BioTime, Inc. (a)                                                     3,415              15,060
Cadence Pharmaceuticals, Inc. (a)                                     8,551              31,639
CEL-SCI Corp. (a)                                                    23,000              11,040
Cell Therapeutics, Inc. (a)                                          26,133              33,973
Celldex Therapeutics, Inc. (a)                                        7,598              38,674
Cerus Corp. (a)                                                       6,599              26,528
Charles River Laboratories International, Inc. (a)                    6,636             239,493
Chelsea Therapeutics International, Inc. (a)                          7,395              18,931
Cleveland BioLabs, Inc. (a)                                           4,811              11,835
Columbia Laboratories, Inc. (a)                                      12,022               8,536
Complete Genomics, Inc. (a)(b)                                          882               2,487
Corcept Therapeutics, Inc. (a)                                        8,559              33,637
Cumberland Pharmaceuticals, Inc. (a)                                  2,659              19,942
Curis, Inc. (a)                                                      10,679              51,473
Cytokinetics, Inc. (a)                                               12,278              14,120
Cytori Therapeutics, Inc. (a)                                         6,694              16,668
CytRx Corp. (a)                                                      24,700               9,994
Dendreon Corp. (a)                                                   19,935             212,407
Depomed, Inc. (a)(b)                                                  7,103              44,465
Discovery Laboratories, Inc. (a)                                      5,789              15,515
Durect Corp. (a)                                                     15,462              12,370
Dusa Pharmaceuticals, Inc. (a)                                        3,824              23,938
Dyax Corp. (a)                                                       14,302              22,311
Emergent Biosolutions, Inc. (a)                                       3,175              50,800
Endo Pharmaceuticals Holdings, Inc. (a)                              15,705             608,255
Endocyte, Inc. (a)                                                    4,254              21,185
Entremed, Inc. (a)                                                    2,441               5,370
Enzo Biochem, Inc. (a)                                                5,665              15,239
Enzon Pharmaceuticals, Inc. (a)                                       5,169              35,356
Exact Sciences Corp. (a)                                              7,279              81,234
Exelixis, Inc. (a)                                                   19,670             101,891
Furiex Pharmaceuticals, Inc. (a)                                      1,224              28,923
Galena Biopharma, Inc. (a)(b)                                         6,383              14,170
Gen-Probe, Inc. (a)                                                   6,486             430,735
Genomic Health, Inc. (a)                                              2,797              85,616
GenVec, Inc. (a)                                                      3,691               9,707
Geron Corp. (a)                                                      17,936              30,312
GTx, Inc. (a)                                                         4,299              16,551
Halozyme Therapeutics, Inc. (a)                                      12,484             159,296
Harvard Bioscience, Inc. (a)                                          4,267              16,727
Hemispherx Biopharma, Inc. (a)                                        9,683               3,776
Hi-Tech Pharmacal Co., Inc. (a)                                       1,430              51,380
Human Genome Sciences, Inc. (a)(b)                                   30,844             254,155
Idenix Pharmaceuticals, Inc. (a)                                      9,423              92,251
Idera Pharmaceuticals, Inc. (a)                                       6,210              10,743
Illumina, Inc. (a)(b)                                                16,674             877,219
ImmunoGen, Inc. (a)                                                  10,323             148,548
Immunomedics, Inc. (a)                                                9,537              34,619
Impax Laboratories, Inc. (a)                                          8,907             218,934
Incyte Corp. (a)                                                     13,233             255,397
Infinity Pharmaceuticals, Inc. (a)                                    2,883              34,481
Inovio Pharmaceuticals, Inc. (a)                                     16,169              10,672
Insmed, Inc. (a)                                                      3,350              12,161
InterMune, Inc. (a)                                                   8,793             128,993
Ironwood Pharmaceuticals, Inc. (a)                                    7,834             104,271
Isis Pharmaceuticals, Inc. (a)(b)                                    12,806             112,309
ISTA Pharmaceuticals, Inc. (a)                                        4,872              43,897
K-V Pharmaceutical Co., Class A (a)                                   7,011               9,255
Keryx Biopharmaceuticals, Inc. (a)(b)                                 9,412              46,872
Lexicon Genetics, Inc. (a)                                           23,311              43,358
Ligand Pharmaceuticals, Inc. (a)                                      2,508              40,003
Luminex Corp. (a)                                                     5,671             132,418
MannKind Corp. (a)                                                   11,236              27,753
MAP Pharmaceuticals, Inc. (a)                                         3,539              50,820
Maxygen, Inc. (a)                                                     4,470              25,658
Medicis Pharmaceutical Corp., Class A                                 8,534             320,793
Medivation, Inc. (a)                                                  4,700             351,184
Momenta Pharmaceuticals, Inc. (a)(b)                                  6,066              92,931
Myrexis, Inc. (a)                                                     6,398              19,386
Myriad Genetics, Inc. (a)                                            11,475             271,498
Nabi Biopharmaceuticals (a)                                           6,627              12,326
Nektar Therapeutics (a)                                              15,605             123,592
Neuralstem, Inc. (a)                                                  7,812               8,749
Neurocrine Biosciences, Inc. (a)                                      9,037              72,025
Novavax, Inc. (a)                                                    13,704              17,267

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       20

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
NPS Pharmaceuticals, Inc. (a)                                        11,683        $     79,912
Obagi Medical Products, Inc. (a)                                      2,731              36,595
OncoGenex Pharmaceutical, Inc. (a)                                    1,703              22,633
Oncothyreon, Inc. (a)                                                 5,502              23,989
Onyx Pharmaceuticals, Inc. (a)                                        8,530             321,410
Opko Health, Inc. (a)(b)                                             21,165             100,110
Optimer Pharmaceuticals, Inc. (a)(b)                                  5,753              79,967
Orexigen Therapeutics, Inc. (a)                                       5,073              20,799
Osiris Therapeutics, Inc. (a)                                         2,998              15,350
Oxigene, Inc. (a)                                                     2,431               2,553
Pacific Biosciences of California, Inc. (a)                           6,221              21,276
Pain Therapeutics, Inc. (a)                                           5,722              20,542
Palatin Technologies, Inc. (a)                                        9,887               7,218
Par Pharmaceutical Cos., Inc. (a)                                     4,921             190,590
PDL BioPharma, Inc.                                                  18,810             119,443
Peregrine Pharmaceuticals, Inc. (a)                                  15,877               8,575
Pernix Therapeutics Holdings, Inc. (a)                                1,069               9,621
Pharmacyclics, Inc. (a)                                               7,103             197,179
Poniard Pharmaceuticals, Inc. (a)                                         -                   -
Pozen, Inc. (a)                                                       3,752              22,512
Prestige Brands Holdings, Inc. (a)                                    6,830             119,388
Progenics Pharmaceuticals, Inc. (a)                                   4,347              43,035
PROLOR Biotech, Inc. (a)                                              6,410              37,819
Questcor Pharmaceuticals, Inc. (a)                                    7,876             296,295
Raptor Pharmaceutical Corp. (a)                                       6,339              42,852
Regeneron Pharmaceuticals, Inc. (a)(b)                                9,753           1,137,395
Repligen Corp. (a)                                                    4,759              28,078
Repros Therapeutics, Inc. (a)                                         3,108              13,147
Rexahn Pharmaceuticals, Inc. (a)                                     17,083               8,902
Rigel Pharmaceuticals, Inc. (a)                                       9,830              79,131
Sagent Pharmaceuticals, Inc. (a)                                      1,975              35,293
Salix Pharmaceuticals Ltd. (a)(b)                                     7,180             376,950
Sangamo Biosciences, Inc. (a)                                         7,317              35,853
Santarus, Inc. (a)                                                    7,684              44,951
Savient Pharmaceuticals, Inc. (a)(b)                                  9,940              21,669
Sciclone Pharmaceuticals, Inc. (a)                                    6,557              41,375
Seattle Genetics, Inc. (a)                                           13,597             277,107
Sequenom, Inc. (a)                                                   15,507              63,113
SIGA Technologies, Inc. (a)                                           6,019              20,224
Somaxon Pharmaceuticals, Inc. (a)                                     8,130               4,228
Spectrum Pharmaceuticals, Inc. (a)(b)                                 7,784              98,312
StemCells, Inc. (a)                                                   2,837               3,149
Strategic Diagnostics, Inc. (a)                                       6,918              13,006
Sucampo Pharmaceuticals, Inc., Class A (a)                            2,130              15,868
Synageva BioPharma Corp. (a)                                            847              30,382
Synta Pharmaceuticals Corp. (a)                                       5,546              24,125
Targacept, Inc. (a)                                                   3,854              19,732
Techne Corp.                                                          4,991             349,869
Telik, Inc. (a)                                                      12,066               1,689
Theravance, Inc. (a)                                                  9,523             185,698
Threshold Pharmaceuticals, Inc. (a)                                   6,214              54,683
Transcept Pharmaceuticals, Inc. (a)                                     836               8,795
Trubion Pharmaceuticals, Inc. (a)                                     3,113                   -
United Therapeutics Corp. (a)                                         6,880             324,254
Vanda Pharmaceuticals, Inc. (a)                                       3,977              19,050
Ventrus Biosciences, Inc. (a)                                         1,512              15,075
Vical, Inc. (a)                                                      11,668              39,671
Vivus, Inc. (a)                                                      13,264             296,583
Xenoport, Inc. (a)                                                    5,614              25,263
Zalicus, Inc. (a)                                                     9,278              11,134
ZIOPHARM Oncology, Inc. (a)                                           9,155              49,437
                                                                                   ------------
                                                                                     17,275,883
-----------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES - 0.3%
Corporate Executive Board Co.                                         4,454             191,567
CoStar Group, Inc. (a)                                                3,417             235,944
Kforce, Inc. (a)                                                      4,795              71,445
Korn/Ferry International (a)                                          6,293             105,408
Manpower, Inc.                                                       10,963             519,317
On Assignment, Inc. (a)                                               4,997              87,298
Pendrell Corp. (a)                                                   21,095              55,058
                                                                                   ------------
                                                                                      1,266,037
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
American Realty Investors, Inc. (a)                                     900               1,485
Brookfield Properties Corp.                                          34,301             598,552
Consolidated-Tomoka Land Co.                                            927              27,578
Forest City Enterprises, Inc., Class A (a)                           17,645             276,321
Forestar Group, Inc. (a)                                              4,822              74,211
HFF, Inc., Class A (a)                                                4,989              82,169
The Howard Hughes Corp. (a)                                           3,376             215,625
Jones Lang LaSalle, Inc.                                              5,822             485,031
Kennedy-Wilson Holdings, Inc.                                         4,678              63,153
LoopNet, Inc. (a)                                                     4,311              80,961
Market Leader, Inc. (a)                                               5,367              19,643
Maui Land & Pineapple Co., Inc. (a)                                   4,661              18,784
Move, Inc. (a)                                                        5,042              48,958
Reis, Inc. (a)                                                        1,655              14,746
The St. Joe Co. (a)                                                  12,254             232,948
Stratus Properties, Inc. (a)                                            894               8,350
Tejon Ranch Co. (a)                                                   2,035              58,282
Thomas Properties Group, Inc.                                         5,837              26,792
Transcontinental Realty Investors, Inc. (a)                             393                 947
ZipRealty, Inc. (a)                                                   3,206               4,392
                                                                                   ------------
                                                                                      2,338,928
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.4%
Acadia Realty Trust                                                   5,803             130,800
Agree Realty Corp.                                                    1,840              41,547
Alexander's, Inc.                                                       359             141,403
Alexandria Real Estate Equities, Inc.                                 8,293             606,467

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       21

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
American Assets Trust, Inc.                                            4,701       $    107,183
American Campus Communities, Inc.                                      9,288            415,359
American Capital Agency Corp.                                         29,635            875,418
American Capital Mortgage Investment Corp.                             1,147             24,970
Annaly Capital Management, Inc. (b)                                  130,110          2,058,340
Anworth Mortgage Asset Corp.                                          18,021            118,578
Apollo Commercial Real Estate Finance, Inc.                            3,465             54,227
Apollo Residential Mortgage, Inc.                                      1,419             26,081
Arbor Realty Trust, Inc. (a)                                           3,199             17,882
Arlington Asset Investment Corp.                                         928             20,602
ARMOUR Residential REIT, Inc.                                         14,214             95,945
Ashford Hospitality Trust, Inc.                                        9,154             82,478
Associated Estates Realty Corp.                                        5,716             93,399
BioMed Realty Trust, Inc.                                             20,391            387,021
Brandywine Realty Trust                                               17,883            205,297
BRE Properties                                                        10,043            507,674
BRT Realty Trust (a)                                                   2,288             15,993
Camden Property Trust                                                 10,566            694,714
Campus Crest Communities, Inc.                                         4,193             48,890
Capital Trust, Inc. (a)                                                3,285             12,384
CapLease, Inc.                                                         9,241             37,241
Capstead Mortgage Corp.                                               11,433            149,887
CBL & Associates Properties, Inc.                                     18,726            354,296
Cedar Realty Trust, Inc.                                               7,222             36,977
Chatham Lodging Trust                                                  2,156             27,360
Chesapeake Lodging Trust                                               4,459             80,128
Chimera Investment Corp.                                             138,653            392,388
Cogdell Spencer, Inc.                                                  9,785             41,488
Colonial Properties Trust                                             11,510            250,112
Colony Financial, Inc.                                                 4,684             76,724
CommonWealth REIT                                                     11,043            205,621
Coresite Realty Corp.                                                  2,741             64,660
Corporate Office Properties Trust                                      9,531            221,215
Cousins Properties, Inc.                                              11,120             84,290
CreXus Investment Corp.                                                9,597             99,233
CubeSmart                                                             15,184            180,690
CYS Investments, Inc.                                                 14,890            194,910
DCT Industrial Trust, Inc.                                            32,811            193,585
DDR Corp.                                                             32,171            469,697
DiamondRock Hospitality Co.                                           22,344            229,920
Digital Realty Trust, Inc.                                            14,108          1,043,569
Douglas Emmett, Inc.                                                  17,165            391,534
Duke Realty Corp.                                                     33,819            484,964
Dupont Fabros Technology, Inc.                                         8,354            204,255
Eastgroup Properties, Inc.                                             3,607            181,144
Education Realty Trust, Inc.                                          12,469            135,164
Entertainment Properties Trust                                         6,242            289,504
Equity Lifestyle Properties, Inc.                                      5,494            383,152
Equity One, Inc. (b)                                                   8,040            162,569
Essex Property Trust, Inc.                                             4,548            689,067
Excel Trust, Inc.                                                      4,617             55,773
Extra Space Storage, Inc.                                             12,498            359,817
Federal Realty Investment Trust                                        8,550            827,554
FelCor Lodging Trust, Inc. (a)                                        16,678             60,041
First Industrial Realty Trust, Inc. (a)                               10,690            132,021
First Potomac Realty Trust                                             6,796             82,164
Franklin Street Properties Corp.                                       9,849            104,399
General Growth Properties, Inc.                                       51,420            873,626
Getty Realty Corp.                                                     3,849             59,967
Gladstone Commercial Corp.                                             1,960             33,732
Glimcher Realty Trust                                                 14,378            146,943
Government Properties Income Trust                                     5,172            124,697
Gramercy Capital Corp. (a)                                             5,473             14,613
Hatteras Financial Corp.                                              10,223            285,222
Healthcare Realty Trust, Inc.                                         10,330            227,260
Hersha Hospitality Trust                                              19,968            109,025
Highwoods Properties, Inc.                                             9,596            319,739
Home Properties, Inc.                                                  6,441            392,965
Hospitality Properties Trust                                          16,634            440,302
Hudson Pacific Properties, Inc.                                        3,331             50,398
Inland Real Estate Corp.                                              10,594             93,969
InvesCo. Mortgage Capital, Inc.                                       15,386            271,563
Investors Real Estate Trust                                           11,889             91,426
iStar Financial, Inc. (a)                                             10,230             74,168
Kilroy Realty Corp.                                                    8,905            415,062
Kite Realty Group Trust                                                8,281             43,641
LaSalle Hotel Properties                                              11,288            317,644
Lexington Corporate Properties Trust                                  18,021            162,009
Liberty Property Trust                                                15,373            549,124
LTC Properties, Inc.                                                   4,177            133,664
The Macerich Co. (b)                                                  17,656          1,019,634
Mack-Cali Realty Corp.                                                11,741            338,376
Medical Properties Trust, Inc.                                        17,602            163,347
MFA Financial, Inc.                                                   47,453            354,474
Mid-America Apartment Communities, Inc.                                4,950            331,798
Mission West Properties, Inc.                                          3,361             33,139
Monmouth Real Estate Investment Corp., Class A                         5,985             58,294
MPG Office Trust, Inc. (a)                                             6,263             14,655
National Health Investors, Inc.                                        3,141            153,218
National Retail Properties, Inc. (b)                                  12,806            348,195
New York Mortgage Trust, Inc. (b)                                      2,368             15,487
NorthStar Realty Finance Corp.                                        15,019             81,253
Omega Healthcare Investors, Inc.                                      13,774            292,835
One Liberty Properties, Inc.                                           1,896             34,697
Parkway Properties, Inc.                                               3,064             32,111
Pebblebrook Hotel Trust                                                6,798            153,499
Pennsylvania Real Estate Investment Trust                              7,390            112,845
PennyMac Mortgage Investment Trust (d)                                 3,982             74,344
Piedmont Office Realty Trust, Inc.                                    23,423            415,758
PMC Commercial Trust                                                   2,910             24,910
Post Properties, Inc.                                                  7,064            331,019
Potlatch Corp.                                                         5,293            165,883

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       22

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
PS Business Parks, Inc.                                               2,460        $    161,228
RAIT Financial Trust                                                  5,944              29,542
Ramco-Gershenson Properties Trust                                     5,283              64,558
Rayonier, Inc.                                                       16,324             719,725
Realty Income Corp. (b)                                              17,949             695,165
Redwood Trust, Inc.                                                   9,579             107,285
Regency Centers Corp.                                                12,060             536,429
Resource Capital Corp.                                               10,567              56,956
Retail Opportunity Investments Corp.                                  6,673              80,343
RLJ Lodging Trust                                                     8,587             159,976
Rouse Properties, Inc. (a)                                            2,428              32,875
Sabra Healthcare REIT, Inc.                                           5,093              83,729
Saul Centers, Inc.                                                    1,105              44,598
Senior Housing Properties Trust                                      22,006             485,232
SL Green Realty Corp.                                                11,429             886,319
Sovran Self Storage, Inc.                                             3,633             181,032
Starwood Property Trust, Inc.                                        12,631             265,504
Strategic Hotel Capital, Inc. (a)                                    19,874             130,771
Sun Communities, Inc.                                                 3,259             141,212
Sunstone Hotel Investors, Inc. (a)                                   15,665             152,577
Supertel Hospitality, Inc. (a)                                       10,690              11,225
Tanger Factory Outlet Centers, Inc.                                  11,453             340,498
Taubman Centers, Inc.                                                 7,798             568,864
Terreno Realty Corp.                                                  2,470              35,346
Two Harbors Investment Corp.                                         29,110             295,175
UDR, Inc.                                                            29,396             785,167
UMH Properties, Inc.                                                  2,696              29,548
Universal Health Realty Income Trust                                  1,725              68,362
Urstadt Biddle Properties, Inc.                                       1,063              19,878
Urstadt Biddle Properties, Inc., Class A                              3,001              59,240
Walter Investment Management Corp.                                    3,818              86,096
Washington Real Estate Investment Trust                               8,755             260,023
Weingarten Realty Investors                                          16,224             428,800
Winthrop Realty Trust                                                 3,699              42,871
                                                                                   ------------
                                                                                     33,586,444
-----------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
AV Homes, Inc. (a)                                                    1,321              16,090
-----------------------------------------------------------------------------------------------
ROAD & RAIL - 0.1%
Dollar Thrifty Automotive Group, Inc. (a)                             3,886             314,416
-----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Cavium, Inc. (a)(b)                                                   6,538             202,286
Entegris, Inc. (a)                                                   17,984             167,971
Lam Research Corp. (a)                                               16,035             715,482
Lattice Semiconductor Corp. (a)                                      15,956             102,597
Marvell Technology Group Ltd. (a)                                    65,609           1,032,030
Microsemi Corp. (a)                                                  11,562             247,889
ON Semiconductor Corp. (a)                                           59,630             537,266
Semtech Corp. (a)                                                     8,762             249,366
Spansion, Inc., Class A (a)                                           6,447              78,524
SunPower Corp. (a)                                                    7,192              45,885
Veeco Instruments, Inc. (a)                                           5,181             148,177
                                                                                   ------------
                                                                                      3,527,473
-----------------------------------------------------------------------------------------------
SOFTWARE - 1.1%
Activision Blizzard, Inc.                                            56,895             729,394
Fortinet, Inc. (a)                                                   16,202             447,985
Informatica Corp. (a)                                                14,239             753,243
Opnet Technologies, Inc.                                              2,019              58,551
QLIK Technologies, Inc. (a)                                          10,180             325,760
TIBCO Software, Inc. (a)                                             22,403             683,291
TiVo, Inc. (a)                                                       16,208             194,334
Tyler Technologies, Inc. (a)                                          4,052             155,637
VMware, Inc., Class A (a)                                             8,759             984,249
Zynga, Inc. (a)(b)                                                   17,824             234,386
                                                                                   ------------
                                                                                      4,566,830
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES - 4.4%
Accelrys, Inc. (a)                                                    7,883              62,906
ACI Worldwide, Inc. (a)(b)                                            5,323             214,357
Acorn Energy, Inc.                                                    2,740              29,784
The Active Network, Inc. (a)                                          2,795              47,040
Actuate Corp. (a)                                                     6,914              43,420
Advent Software, Inc. (a)                                             4,331             110,874
Allscripts Healthcare Solutions, Inc. (a)                            25,150             417,490
American Software, Inc., Class A                                      3,519              30,193
Analysts International Corp. (a)                                      1,688               9,132
Ansys, Inc. (a)                                                      12,382             805,078
AOL, Inc. (a)                                                        13,112             248,735
Ariba, Inc. (a)                                                      13,199             431,739
Aspen Technology, Inc. (a)                                           12,685             260,423
athenahealth, Inc. (a)                                                4,718             349,698
Authentidate Holding Corp. (a)                                       12,644               9,622
Blackbaud, Inc.                                                       6,007             199,613
Bottomline Technologies, Inc. (a)                                     4,911             137,213
BroadSoft, Inc. (a)                                                   3,036             116,127
BSQUARE Corp. (a)                                                     3,173              10,630
CACI International, Inc., Class A (a)                                 3,564             222,002
Cadence Design Systems, Inc. (a)(b)                                  36,422             431,236
Calix, Inc. (a)                                                       4,868              41,524
Callidus Software, Inc. (a)                                           4,668              36,457
Ciber, Inc. (a)                                                       8,678              36,795
Clearwire Corp., Class A (a)                                         39,045              89,023
Cogent Communications Group, Inc. (a)                                 6,357             121,292
CommVault Systems, Inc. (a)                                           5,504             273,219
Computer Programs & Systems, Inc.                                     1,518              85,797
Computer Task Group, Inc. (a)                                         2,068              31,682
Compuware Corp. (a)                                                  29,539             271,463
Comverse Technology, Inc. (a)                                        27,636             189,859
Concur Technologies, Inc. (a)                                         6,291             360,978
Crexendo, Inc.                                                        2,713               9,278
CSG Systems International, Inc. (a)                                   4,622              69,977

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       23

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Datalink Corp. (a)                                                    1,986        $     18,907
Deltek, Inc. (a)(b)                                                   2,516              26,821
Digimarc Corp. (a)                                                    1,039              29,030
Digital River, Inc. (a)                                               5,083              95,103
DST Systems, Inc.                                                     4,740             257,050
Dynamics Research Corp. (a)                                           1,533              14,778
EarthLink, Inc.                                                      15,165             121,168
EasyLink Services International Corp. (a)                             3,747              19,053
Ebix, Inc.                                                            4,487             103,919
Envestnet, Inc. (a)                                                   3,342              41,842
EPIQ Systems, Inc.                                                    4,426              53,555
Equinix, Inc. (a)(b)                                                  6,297             991,463
Evolving Systems, Inc.                                                1,901              10,627
Fair Isaac Corp.                                                      4,840             212,476
FalconStor Software, Inc. (a)                                         5,289              19,781
Forrester Research, Inc.                                              1,964              63,634
Gartner, Inc. (a)                                                    12,007             511,978
GSE Systems, Inc. (a)                                                 4,471              10,686
Guidance Software, Inc. (a)                                           2,107              23,282
The Hackett Group, Inc. (a)                                           3,893              23,241
IAC/InterActiveCorp.                                                  9,687             475,535
ICG Group, Inc. (a)                                                   5,366              48,026
iGate Corp. (a)                                                       4,244              71,129
Immersion Corp. (a)                                                   4,213              23,003
Infospace, Inc. (a)                                                   5,612              71,890
Innodata Corp. (a)                                                    4,275              23,042
Interactive Intelligence Group, Inc. (a)                              1,978              60,349
Internap Network Services Corp. (a)                                   7,295              53,545
IntraLinks Holdings, Inc. (a)                                         4,797              25,376
Ipass, Inc. (a)                                                       9,586              24,924
j2 Global, Inc.                                                       6,510             186,707
JDA Software Group, Inc. (a)                                          5,714             157,021
Kenexa Corp. (a)                                                      3,219             100,562
Keynote Systems, Inc.                                                 2,182              43,116
The KEYW Holding Corp. (a)                                            2,198              17,034
KIT Digital, Inc. (a)(b)                                              6,057              43,610
Limelight Networks, Inc. (a)                                          9,647              31,739
LivePerson, Inc. (a)                                                  6,648             111,487
LogMeIn, Inc. (a)                                                     3,076             108,367
LookSmart Ltd. (a)                                                    9,057              10,053
Manhattan Associates, Inc. (a)                                        2,820             134,035
Mastech Holdings, Inc. (a)                                              688               4,217
MedAssets, Inc. (a)                                                   7,415              97,581
Medidata Solutions, Inc. (a)(b)                                       3,234              86,154
Mentor Graphics Corp. (a)                                            12,713             188,915
Merge Healthcare, Inc. (a)                                            8,230              48,145
Meru Networks, Inc. (a)                                               1,589               6,435
MicroStrategy, Inc., Class A (a)                                      1,139             159,460
Mitek Systems, Inc. (a)                                               2,997              34,765
Monotype Imaging Holdings, Inc. (a)                                   4,939              73,591
Motricity, Inc. (a)                                                   6,006               6,607
Multiband Corp. (a)                                                   4,732              14,243
NCI, Inc., Class A (a)                                                1,117               7,138
NetScout Systems, Inc. (a)                                            4,637              94,317
NetSuite, Inc. (a)                                                    3,992             200,758
Nuance Communications, Inc. (a)(b)                                   30,928             791,138
Openwave Systems, Inc. (a)                                           10,970              24,902
Parametric Technology Corp. (a)(b)                                   15,836             442,458
PC-Tel, Inc.                                                          3,124              20,775
PDF Solutions, Inc. (a)                                               3,461              29,176
Pegasystems, Inc.                                                     2,201              83,990
Perficient, Inc. (a)                                                  4,321              51,895
Premiere Global Services, Inc. (a)                                    6,831              61,752
Progress Software Corp. (a)                                           8,340             196,991
PROS Holdings, Inc. (a)                                               2,825              52,827
QAD, Inc., Class A (a)                                                  420               5,502
QAD, Inc., Class B (a)                                                1,021              13,385
Quality Systems, Inc.                                                 5,036             220,224
Quest Software, Inc. (a)                                              7,728             179,831
RealPage, Inc. (a)                                                    4,346              83,313
RigNet, Inc. (a)                                                      1,231              21,579
Rosetta Stone, Inc. (a)                                               1,778              18,349
Rovi Corp. (a)                                                       14,986             487,794
Saba Software, Inc. (a)                                               3,916              38,416
Sapient Corp.                                                        14,619             182,007
Scientific Learning Corp. (a)                                         5,893              10,490
SciQuest, Inc. (a)                                                    2,406              36,667
Selectica, Inc. (a)                                                     570               2,177
Smith Micro Software, Inc. (a)                                        4,441              10,347
Softbrands, Inc. (a)                                                    114                   -
SolarWinds, Inc. (a)                                                  7,751             299,576
Solera Holdings, Inc.                                                 9,495             435,726
Sourcefire, Inc. (a)                                                  3,893             187,370
SRS Labs, Inc. (a)                                                    1,928              13,400
SS&C Technologies Holdings, Inc. (a)                                  4,611             107,575
Support.com, Inc. (a)                                                 7,128              22,453
Synchronoss Technologies, Inc. (a)                                    4,091             130,585
Synopsys, Inc. (a)                                                   19,408             595,049
Syntel, Inc.                                                          2,061             115,416
Taleo Corp., Class A (a)                                              5,578             256,197
Tangoe, Inc. (a)                                                      1,540              28,967
TeleCommunication Systems, Inc., Class A (a)                          7,111              19,769
TeleNav, Inc. (a)                                                     3,039              21,334
Ultimate Software Group, Inc. (a)                                     3,504             256,773
Unisys Corp. (a)                                                      5,232             103,175
United Online, Inc.                                                  12,826              62,719
VASCO Data Security International, Inc. (a)                           3,749              40,452
Verint Systems, Inc. (a)                                              3,016              97,688
VirnetX Holding Corp. (a)(b)                                          5,626             134,630
Virtusa Corp. (a)                                                     2,832              48,909
Vocus, Inc. (a)                                                       2,833              37,537
Wave Systems Corp., Class A (a)(b)                                   12,360              22,990
Web.Com Group, Inc. (a)                                               4,283              61,804
Websense, Inc. (a)                                                    5,281             111,376

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       24

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONCLUDED)
Zix Corp. (a)                                                         8,408        $     24,467
                                                                                   ------------
                                                                                     17,597,848
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.5%
Advance Auto Parts, Inc.                                              9,731             861,875
The Children's Place Retail Stores, Inc. (a)                          3,404             175,885
Express, Inc. (a)                                                     9,836             245,703
Foot Locker, Inc.                                                    20,826             646,647
Lumber Liquidators Holdings, Inc. (a)                                 3,208              80,553
                                                                                   ------------
                                                                                      2,010,663
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES - 3.7%
A.M. Castle & Co. (a)                                                 2,542              32,156
ABM Industries, Inc.                                                  5,874             142,738
Acacia Research Corp. (a)                                             5,792             241,758
ADA-ES, Inc. (a)                                                      1,313              31,919
The Advisory Board Co. (a)(b)                                         2,193             194,344
American Reprographics Co. (a)                                        5,284              28,481
AMN Healthcare Services, Inc. (a)                                     5,654              34,263
AMREP Corp. (a)                                                         500               4,370
Applied Industrial Technologies, Inc.                                 5,070             208,529
Barnes Group, Inc.                                                    6,398             168,331
Barrett Business Services, Inc.                                       1,011              20,048
Black Box Corp.                                                       2,358              60,153
Booz Allen Hamilton Holding Corp.                                     2,193              37,347
The Brink's Co.                                                       6,201             148,018
Broadridge Financial Solutions LLC                                   16,664             398,436
Cardtronics, Inc. (a)                                                 5,893             154,691
Casella Waste Systems, Inc. (a)                                       3,880              24,172
Cass Information Systems, Inc.                                        1,310              52,335
CBIZ, Inc. (a)                                                        6,270              39,626
CDI Corp.                                                             1,825              32,722
Cenveo, Inc. (a)                                                      8,094              27,358
Champion Industries, Inc. (a)                                         3,410               2,351
Clean Harbors, Inc. (a)                                               6,238             420,005
Coinstar, Inc. (a)                                                    4,132             262,589
Comfort Systems USA, Inc.                                             5,075              55,368
Consolidated Graphics, Inc. (a)                                       1,263              57,151
Convergys Corp. (a)                                                  14,057             187,661
CoreLogic, Inc. (a)                                                  14,156             231,026
Corrections Corp. of America (a)                                     13,398             365,899
CRA International, Inc. (a)                                           1,550              39,091
Crawford & Co., Class B                                               4,183              20,497
Cross Country Healthcare, Inc. (a)                                    4,298              21,533
Deluxe Corp.                                                          6,877             161,059
Dice Holdings, Inc. (a)                                               6,980              65,123
DigitalGlobe, Inc. (a)                                                4,797              63,992
Document Security Systems, Inc. (a)                                   3,797              11,467
The Dolan Co. (a)                                                     3,985              36,303
DXP Enterprises, Inc. (a)                                             1,277              55,537
EnergySolutions, Inc. (a)                                            11,073              54,258
ENGlobal Corp. (a)                                                    5,145              12,348
Ennis, Inc.                                                           3,495              55,291
Euronet Worldwide, Inc. (a)                                           6,576             137,373
ExamWorks Group, Inc. (a)                                             4,740              58,871
Exponent, Inc. (a)                                                    1,863              90,393
FleetCor Technologies, Inc. (a)                                       4,433             171,867
Franklin Covey Co. (a)                                                2,244              21,116
Frontline Capital Group (a)                                             300                   -
FTI Consulting, Inc. (a)(b)                                           5,612             210,562
Fuel Tech, Inc. (a)                                                   2,618              14,294
Furmamite Corp. (a)                                                   5,131              32,941
G&K Services, Inc., Class A                                           2,495              85,329
Genpact Ltd. (a)                                                     14,150             230,645
The Geo Group, Inc. (a)                                               8,402             159,722
GeoEye, Inc. (a)                                                      2,316              55,746
Global Payments, Inc.                                                10,616             503,942
Global Power Equipment Group, Inc. (a)                                2,040              56,508
GP Strategies Corp. (a)                                               2,242              39,235
Harris Interactive, Inc. (a)                                          7,323               9,740
Heartland Payment Systems, Inc.                                       4,944             142,585
Heidrick & Struggles International, Inc.                              2,405              52,982
Heritage-Crystal Clean, Inc. (a)                                        836              16,678
Hudson Highland Group, Inc. (a)                                       4,534              24,393
Huron Consulting Group, Inc. (a)                                      3,096             116,286
ICF International, Inc. (a)                                           2,716              68,905
Innerworkings, Inc. (a)                                               3,980              46,367
Insperity, Inc.                                                       3,096              94,861
Interline Brands, Inc. (a)                                            4,306              93,053
Jack Henry & Associates, Inc.                                        11,531             393,438
Kaman Corp., Class A                                                  3,514             119,300
Kelly Services, Inc., Class A                                         3,852              61,594
Lawson Products, Inc.                                                   376               5,681
Lender Processing Services, Inc.                                     11,309             294,034
Lincoln Educational Services Corp.                                    3,138              24,822
LinkedIn Corp. (a)                                                    2,251             229,580
Lionbridge Technologies, Inc. (a)                                     8,226              23,691
Management Network Group, Inc. (a)                                      780               1,934
MAXIMUS, Inc.                                                         4,550             185,049
McGrath RentCorp                                                      3,271             105,032
Metalico, Inc. (a)                                                    6,076              25,945
Michael Baker Corp. (a)                                               1,166              27,809
Mistras Group, Inc. (a)                                               2,222              52,928
Mobile Mini, Inc. (a)                                                 5,130             108,346
Moduslink Global Solutions, Inc. (a)                                  6,327              34,166
Monster Worldwide, Inc. (a)                                          16,402             159,920
MSC Industrial Direct Co., Class A                                    5,851             487,271
MWI Veterinary Supply, Inc. (a)                                       1,757             154,616
Navigant Consulting, Inc. (a)                                         7,098              98,733
NeuStar, Inc., Class A (a)                                            8,785             327,241
Odyssey Marine Exploration, Inc. (a)                                 10,499              32,547
Official Payments Holdings, Inc. (a)                                  3,089              15,661
Online Resources Corp. (a)                                            5,364              15,287
Park-Ohio Holdings Corp. (a)                                          1,205              24,160

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       25

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
Perma-Fix Environmental Services, Inc. (a)                           10,798        $     17,169
PowerSecure International, Inc. (a)                                   2,629              15,932
PRGX Global, Inc. (a)                                                 3,174              19,964
Quad/Graphics, Inc.                                                   2,940              40,866
Rentrak Corp. (a)                                                     1,212              27,512
Resources Connection, Inc.                                            5,818              81,743
RPX Corp. (a)                                                         2,344              39,754
RSC Holdings, Inc. (a)                                                8,414             190,072
Schnitzer Steel Industries, Inc., Class A                             3,201             127,704
School Specialty, Inc. (a)                                            2,636               9,331
ServiceSource International, Inc. (a)                                 5,424              83,964
Sharps Compliance Corp. (a)                                           3,400              12,512
The Standard Register Co.                                             4,550               5,688
Startek, Inc. (a)                                                     3,021               6,616
Stream Global Services, Inc. (a)                                      3,204              10,541
Swisher Hygiene, Inc. (a)                                            16,316              40,137
SYKES Enterprises, Inc. (a)                                           5,388              85,130
Team, Inc. (a)                                                        2,659              82,296
TeleTech Holdings, Inc. (a)                                           3,869              62,291
Tetra Tech, Inc. (a)                                                  8,326             219,473
Towers Watson & Co.                                                   7,744             511,646
TrueBlue, Inc. (a)                                                    5,383              96,248
Unifirst Corp.                                                        1,996             122,854
United Rentals, Inc. (a)                                              8,378             359,332
United Stationers, Inc.                                               5,669             175,909
Universal Technical Institute, Inc.                                   2,991              39,451
URS Corp.                                                            10,659             453,221
US Ecology, Inc.                                                      2,578              56,046
Verisk Analytics, Inc. (a)                                           18,544             871,012
Viad Corp.                                                            2,798              54,365
VistaPrint NV (a)                                                     5,159             199,395
Waste Connections, Inc.                                              16,628             540,909
Wright Express Corp. (a)                                              5,182             335,431
                                                                                 --------------
                                                                                     14,798,037
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
3D Systems Corp. (a)                                                  5,722             134,696
Acme Packet, Inc. (a)                                                 7,329             201,694
Adtran, Inc.                                                          8,653             269,887
Advanced Energy Industries, Inc. (a)                                  5,275              69,208
Agilysys, Inc. (a)                                                    2,279              20,488
Alliance Fiber Optic Products, Inc. (a)                               1,269              12,170
Amkor Technology, Inc. (a)                                           13,120              80,622
Amtech Systems, Inc. (a)                                              1,370              11,412
Anadigics, Inc. (a)(b)                                                9,258              21,941
Applied Micro Circuits Corp. (a)                                      8,232              57,130
Arris Group, Inc. (a)                                                16,066             181,546
Aruba Networks, Inc. (a)                                             14,382             320,431
Atmel Corp. (a)(b)                                                   58,069             572,560
ATMI, Inc. (a)                                                        4,218              98,279
AuthenTec, Inc. (a)                                                   5,752              18,119
Aviat Networks, Inc. (a)                                              7,906              22,295
Aware, Inc. (a)                                                       3,095              12,071
Axcelis Technologies, Inc. (a)                                       14,315              24,622
AXT, Inc. (a)                                                         4,373              27,769
Brightpoint, Inc. (a)                                                 9,637              77,578
Brocade Communications Systems, Inc. (a)                             58,097             334,058
Brooks Automation, Inc.                                               8,871             109,379
Cabot Microelectronics Corp.                                          3,086             119,984
CalAmp Corp. (a)                                                      4,047              19,628
Ceva, Inc. (a)                                                        3,226              73,262
Cirrus Logic, Inc. (a)(b)                                             8,765             208,607
Clearfield, Inc. (a)                                                  1,239               6,802
Cohu, Inc.                                                            3,077              34,986
Comtech Telecommunications Corp.                                      2,785              90,735
Concurrent Computer Corp. (a)                                         2,830              10,330
Cray, Inc. (a)                                                        4,614              33,775
Cree, Inc. (a)                                                       15,552             491,910
CVD Equipment Corp. (a)                                                 530               7,160
Cymer, Inc. (a)                                                       3,794             189,700
Cypress Semiconductor Corp. (a)                                      20,836             325,667
Dataram Corp. (a)                                                     6,622               5,165
Dialogic, Inc. (a)                                                    3,072               2,673
Diebold, Inc.                                                         8,375             322,605
Digi International, Inc. (a)                                          3,651              40,125
Diodes, Inc. (a)                                                      4,651             107,810
Ditech Networks, Inc. (a)                                             8,978               8,798
Dot Hill Systems Corp. (a)                                            9,114              13,762
DSP Group, Inc. (a)                                                   3,429              22,837
Dycom Industries, Inc. (a)                                            4,496             105,027
EchoStar Corp. Class A (a)                                            5,483             154,292
Electronics for Imaging, Inc. (a)                                     6,310             104,872
Emulex Corp. (a)                                                     11,508             119,453
Entropic Communications, Inc. (a)                                    11,611              67,692
Exar Corp. (a)                                                        5,426              45,578
Extreme Networks, Inc. (a)                                           12,543              48,040
Fairchild Semiconductor International, Inc. (a)                      17,067             250,885
Finisar Corp. (a)(b)                                                 12,055             242,908
Formfactor, Inc. (a)                                                  7,011              39,121
FSI International, Inc. (a)                                           5,302              25,927
Garmin Ltd.                                                          15,382             722,185
Globecomm Systems, Inc. (a)                                           3,188              46,162
GSI Technology, Inc. (a)                                              2,896              12,279
GTSI Corp. (a)                                                        2,177              10,841
Harmonic, Inc. (a)                                                   15,519              84,889
Hittite Microwave Corp. (a)                                           3,796             206,161
Hutchinson Technology, Inc. (a)                                       5,295              11,649
ID Systems, Inc. (a)                                                  2,125              12,708
Identive Group, Inc. (a)                                              7,272              15,198
iGO, Inc. (a)                                                         8,187               6,959
Ikanos Communications, Inc. (a)                                       8,600               6,277
Imation Corp. (a)                                                     4,570              28,288
Infinera Corp. (a)                                                   14,373             116,709
Infosonics Corp. (a)                                                  3,600               2,880
Ingram Micro, Inc., Class A (a)                                      20,635             382,986

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       26

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Inphi Corp. (a)                                                       3,114        $     44,157
Insight Enterprises, Inc. (a)                                         5,875             128,839
Integrated Device Technology, Inc. (a)                               18,989             135,771
Integrated Silicon Solutions, Inc. (a)                                3,740              41,738
InterDigital, Inc.                                                    6,120             213,343
Intermec, Inc. (a)                                                    6,926              53,538
International Rectifier Corp. (a)                                     9,254             213,490
Intersil Corp., Class A                                              16,722             187,286
Ixia (a)                                                              6,774              84,607
IXYS Corp. (a)                                                        3,474              45,857
Kopin Corp. (a)                                                       9,399              38,254
Kulicke & Soffa Industries, Inc. (a)                                  9,742             121,093
KVH Industries, Inc. (a)                                              2,107              22,124
Lantronix, Inc. (a)                                                   3,162               8,854
LRAD Corp. (a)                                                        6,254               9,631
LTX-Credence Corp. (a)                                                6,697              48,151
Mattson Technology, Inc. (a)                                          8,585              23,780
Maxim Integrated Products, Inc.                                      39,515           1,129,734
MaxLinear, Inc., Class A (a)                                          2,539              14,142
MEMC Electronic Materials, Inc. (a)                                  30,647             110,636
Mercury Computer Systems, Inc. (a)                                    4,194              55,571
Micrel, Inc.                                                          6,796              69,727
Micros Systems, Inc. (a)(b)                                          10,866             600,781
Mindspeed Technologies, Inc. (a)                                      4,910              31,277
MIPS Technologies, Inc. (a)                                           6,553              35,648
MKS Instruments, Inc.                                                 7,052             208,246
Monolithic Power Systems, Inc. (a)                                    4,526              89,026
MoSys, Inc. (a)                                                       5,257              20,870
Nanometrics, Inc. (a)                                                 2,928              54,197
NCR Corp. (a)                                                        21,169             459,579
NeoPhotonics Corp. (a)                                                2,340              11,068
NETGEAR, Inc. (a)                                                     5,029             192,108
NetList, Inc. (a)                                                     3,224              11,413
Network Engines, Inc. (a)                                             7,500              10,725
Network Equipment Technologies, Inc. (a)                              7,661               8,197
Neutral Tandem, Inc. (a)                                              4,642              56,586
Novatel Wireless, Inc. (a)                                            4,683              15,688
Oclaro, Inc. (a)                                                      6,895              27,166
OCZ Technology Group, Inc. (a)                                        8,215              57,341
Omnivision Technologies, Inc. (a)                                     7,806             156,120
Oplink Communications, Inc. (a)                                       2,673              45,708
OpNext, Inc. (a)                                                      6,318               9,793
Optical Cable Corp.                                                   3,094              10,860
Overland Storage, Inc. (a)                                            4,647              10,270
PAR Technology Corp. (a)                                              2,549              12,439
ParkerVision, Inc. (a)(b)                                             4,428               4,738
PC Connection, Inc.                                                   2,491              20,476
Performance Technologies, Inc. (a)                                    1,109               2,861
Pericom Semiconductor Corp. (a)                                       3,462              28,008
Photronics, Inc. (a)                                                  8,049              53,526
Pixelworks, Inc. (a)                                                  4,869              11,247
Plantronics, Inc.                                                     5,756             231,737
PLX Technology, Inc. (a)                                              6,522              26,218
PMC-Sierra, Inc. (a)                                                 31,212             225,663
Power Integrations, Inc.                                              3,750             139,200
Preformed Line Products Co.                                             449              29,410
Presstek, Inc. (a)                                                    7,696               4,483
Procera Networks, Inc. (a)                                            1,817              40,628
QLogic Corp. (a)                                                     13,211             234,627
Quantum Corp. (a)                                                    31,191              81,720
QuickLogic Corp. (a)                                                  5,222              14,256
Radisys Corp. (a)                                                     3,268              24,183
Rambus, Inc. (a)                                                     13,432              86,636
Ramtron International Corp. (a)                                       6,093              12,125
RF Micro Devices, Inc. (a)                                           37,051             184,514
Rimage Corp.                                                          1,695              16,967
Rudolph Technologies, Inc. (a)                                        4,367              48,517
ScanSource, Inc. (a)                                                  3,647             136,106
SeaChange International, Inc. (a)                                     4,050              31,509
Shoretel, Inc. (a)                                                    3,486              19,801
Sigma Designs, Inc. (a)                                               4,522              23,424
Silicon Graphics International Corp. (a)                              4,376              42,360
Silicon Image, Inc. (a)                                              10,972              64,515
Silicon Laboratories, Inc. (a)                                        5,601             240,843
Skyworks Solutions, Inc. (a)                                         24,886             688,098
Sonic Foundry, Inc. (a)                                                 974               8,289
Sonus Networks, Inc. (a)                                             29,385              85,217
Standard Microsystems Corp. (a)                                       3,010              77,869
STEC, Inc. (a)                                                        5,067              47,833
Stratasys, Inc. (a)                                                   2,846             103,936
Super Micro Computer, Inc. (a)                                        4,013              70,067
Superconductor Technologies, Inc. (a)                                 7,509               5,857
Supertex, Inc. (a)                                                    1,497              27,051
Sycamore Networks, Inc. (a)                                           2,742              48,643
Symmetricom, Inc. (a)                                                 6,100              35,197
Synaptics, Inc. (a)                                                   4,440             162,104
SYNNEX Corp. (a)                                                      3,273             124,832
Systemax, Inc. (a)                                                    1,465              24,700
Tech Data Corp. (a)                                                   5,567             302,065
Tegal Corp. (a)                                                         409               1,419
Tellabs, Inc.                                                        44,341             179,581
Telular Corp.                                                         2,413              20,414
Tessera Technologies, Inc. (a)                                        6,860             118,335
TNS, Inc. (a)                                                         3,358              72,969
Transact Technologies, Inc. (a)                                       1,530              12,011
Transwitch Corp. (a)                                                  5,338              13,986
TriQuint Semiconductor, Inc. (a)                                     21,976             151,525
Ultra Clean Holdings, Inc. (a)                                        3,116              23,495
Ultratech, Inc. (a)                                                   3,505             101,575
USA Technologies, Inc. (a)                                            4,247               5,436
UTStarcom Holdings Corp. (a)                                         17,616              25,543
Viasat, Inc. (a)                                                      5,667             273,206
Vitesse Semiconductor Corp. (a)                                       4,377              16,282
Volterra Semiconductor Corp. (a)                                      3,336             114,808
VOXX International Corp. (a)                                          2,602              35,283

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       27

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
Westell Technologies, Inc., Class A (a)                               7,695        $     17,929
Zhone Technologies, Inc. (a)                                          5,499               6,379
                                                                                 --------------
                                                                                     17,701,903
-----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp. (a)                                             5,198             327,734
G-III Apparel Group Ltd. (a)                                          2,178              61,899
Michael Kors Holdings Ltd. (a)                                        7,132             332,280
Under Armour, Inc., Class A (a)                                       5,187             487,578
                                                                                 --------------
                                                                                      1,209,491
-----------------------------------------------------------------------------------------------
TOBACCO - 0.1%
Alliance One International, Inc. (a)                                 12,026              45,338
Star Scientific, Inc. (a)(b)                                         16,528              54,212
Universal Corp.                                                       3,149             146,743
Vector Group Ltd.                                                     6,158             109,120
                                                                                 --------------
                                                                                        355,413
-----------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Rush Enterprises, Inc., Class A (a)                                   4,466              94,769
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 3.0%
AFC Enterprises, Inc. (a)                                             3,469              58,834
Allegiant Travel Co. (a)                                              2,040             111,180
Ambassadors Group, Inc.                                               2,730              14,606
Ameristar Casinos, Inc.                                               4,344              80,929
Avis Budget Group, Inc. (a)                                          13,995             198,029
Bally Technologies, Inc. (a)                                          5,819             272,038
Benihana, Inc.                                                        1,917              25,017
Biglari Holdings, Inc. (a)                                              172              69,290
BJ's Restaurants, Inc. (a)                                            3,196             160,919
Bluegreen Corp. (a)                                                   2,944              12,689
Bob Evans Farms, Inc.                                                 3,956             149,220
Boyd Gaming Corp. (a)                                                 7,553              59,216
Bravo Brio Restaurant Group, Inc. (a)                                 2,501              49,920
Brinker International, Inc.                                          10,799             297,512
Buffalo Wild Wings, Inc. (a)                                          2,498             226,544
Carmike Cinemas, Inc. (a)                                             1,550              21,622
Carrols Restaurant Group, Inc. (a)                                    1,622              24,735
CEC Entertainment, Inc.                                               2,582              97,884
Century Casinos, Inc. (a)                                             4,888              14,029
The Cheesecake Factory, Inc. (a)                                      7,049             207,170
Choice Hotels International, Inc.                                     4,320             161,309
Churchill Downs, Inc.                                                 1,774              99,167
Cinemark Holdings, Inc.                                              13,060             286,667
Cosi, Inc. (a)                                                        9,235               9,974
Cracker Barrel Old Country Store, Inc.                                3,086             172,199
Denny's Corp. (a)                                                    13,533              54,673
DineEquity, Inc. (a)                                                  2,146             106,442
Domino's Pizza, Inc.                                                  7,456             270,653
Dover Downs Gaming & Entertainment, Inc.                              4,864              12,257
Dover Motorsports, Inc. (a)                                           4,712               6,974
Dunkin' Brands Group, Inc.                                            7,040             211,974
Einstein Noah Restaurant Group, Inc.                                    846              12,622
Empire Resorts, Inc. (a)                                              2,676               6,048
Entertainment Gaming Asia, Inc. (a)                                   7,758               3,491
Famous Dave's of America, Inc. (a)                                    1,344              15,604
Full House Resorts, Inc. (a)                                          4,563              12,959
Gaming Partners International Corp.                                   1,400               8,932
Gaylord Entertainment Co. (a)                                         5,608             172,726
Great Wolf Resorts, Inc. (a)                                          5,110              29,229
Hawaiian Holdings, Inc. (a)                                           6,791              35,517
Hertz Global Holdings, Inc. (a)                                      31,651             476,031
HomeAway, Inc. (a)                                                    4,129             104,753
Hyatt Hotels Corp. (a)                                                4,965             212,105
International Speedway Corp., Class A                                 3,951             109,640
Interval Leisure Group, Inc.                                          5,349              93,073
Isle of Capri Casinos, Inc. (a)                                       3,200              22,592
Jack in the Box, Inc. (a)                                             5,957             142,789
JetBlue Airways Corp. (a)                                            33,140             162,055
Krispy Kreme Doughnuts, Inc. (a)                                      7,999              58,393
Life Time Fitness, Inc. (a)                                           5,399             273,027
Luby's, Inc. (a)                                                      3,017              18,313
Madison Square Garden, Inc. (a)                                       7,844             268,265
Marcus Corp.                                                          2,760              34,638
Marriott Vacations Worldwide Corp. (a)                                5,106             145,572
MGM Resorts International (a)                                        43,234             588,847
Monarch Casino & Resort, Inc. (a)                                     1,311              13,503
Morgans Hotel Group Co. (a)                                           4,465              22,102
MTR Gaming Group, Inc. (a)                                            3,745              18,388
Multimedia Games Holding Co., Inc. (a)                                3,366              36,891
O'Charleys, Inc. (a)                                                  2,654              26,115
Orbitz Worldwide, Inc. (a)                                            3,364              10,260
Orient Express Hotels Ltd., Class A (a)                              12,370             126,174
P.F. Chang's China Bistro, Inc.                                       2,873             113,541
Panera Bread Co., Class A (a)                                         3,998             643,358
Papa John's International, Inc. (a)                                   2,647              99,686
Peet's Coffee & Tea, Inc. (a)                                         1,758             129,565
Penn National Gaming, Inc. (a)                                        9,116             391,806
Pinnacle Airlines Corp. (a)                                           3,774               5,095
Pinnacle Entertainment, Inc. (a)                                      8,356              96,178
Premier Exhibitions, Inc. (a)                                         5,236              18,535
Reading International, Inc., Class A (a)                              5,012              23,356
Red Lion Hotels Corp. (a)                                             2,809              23,062
Red Robin Gourmet Burgers, Inc. (a)                                   1,859              69,136
Regal Entertainment Group, Series A                                  10,318             140,325
Republic Airways Holdings, Inc. (a)                                   6,177              30,514
Rick's Cabaret International, Inc. (a)                                1,483              13,836

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       28

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Royal Caribbean Cruises Ltd.                                         18,217        $    536,126
Ruby Tuesday, Inc. (a)                                                8,463              77,267
Ruth's Hospitality Group, Inc. (a)                                    3,606              27,370
Scientific Games Corp., Class A (a)                                   8,293              96,696
Shuffle Master, Inc. (a)                                              7,236             127,354
Six Flags Entertainment Corp.                                         7,311             341,935
SkyWest, Inc.                                                         6,727              74,333
Sonic Corp. (a)                                                       8,338              64,036
Speedway Motorsports, Inc.                                            1,639              30,617
Spirit Airlines, Inc. (a)                                             3,636              72,975
Steiner Leisure Ltd. (a)                                              1,931              94,291
Texas Roadhouse, Inc., Class A                                        8,633             143,653
Town Sports International Holdings, Inc. (a)                          2,621              33,103
Travelzoo, Inc. (a)                                                   1,014              23,322
United Continental Holdings, Inc. (a)                                44,305             952,557
US Airways Group, Inc. (a)                                           21,568             163,701
Vail Resorts, Inc.                                                    4,851             209,806
Vanguard Airlines, Inc. (a)                                             200                   -
The Wendy's Co.                                                      41,802             209,428
WMS Industries, Inc. (a)                                              7,447             176,717
World Wrestling Entertainment, Inc.                                   3,955              35,081
Zipcar, Inc. (a)                                                      3,553              52,620
                                                                                 --------------
                                                                                     12,145,307
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
NII Holdings, Inc. (a)(b)                                            22,719             415,985
Telephone & Data Systems, Inc.                                       12,972             300,302
                                                                                 --------------
                                                                                        716,287
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.9%                                                         390,598,128
===============================================================================================

===============================================================================================

                                                                     BENEFICIAL
                                                                      INTEREST
OTHER INTERESTS (e)                                                    (000)
-----------------------------------------------------------------------------------------------
CHEMICALS - 0.0%
Eden Bioscience Liquidating Trust (a)                                       -(f)            380
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.0%
Primus Telecommunications Escrow (a)                                   $   29                 -
-----------------------------------------------------------------------------------------------
LEISURE GOODS - 0.0%
H3 Enterprises, Inc. (a)                                                    3                 -
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Merck Contingent Value (a)                                                  3                 -
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
LTC-Amerivest Liquidating Trust (a)                                         4                 -
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Gerber Scientific, Inc. (a)                                                 4                45
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 0.0%
FRD Acquisition Co. (a)                                                    13                 -
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                                425
===============================================================================================

===============================================================================================

WARRANTS (g)                                                         SHARES
-----------------------------------------------------------------------------------------------
BANKS - 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)                         249                  20
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13)                      1,481                   -
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                                        20
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $275,364,442) - 97.9%                                                       390,598,573
===============================================================================================

===============================================================================================

SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
  TempCash, Institutional Class,
  0.16% (d)(h)                                                   7,527,566            7,527,566
-----------------------------------------------------------------------------------------------

                                                                 BENEFICIAL
                                                                  INTEREST
                                                                   (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series LLC,
  Money Market Series, 0.16%
  (d)(h)(i)                                                      $   14,097          14,097,022
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $21,624,588) - 5.4%                                                          21,624,588
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $296,989,030*) - 103.3%                                   412,223,161
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%                                      (13,392,421)
                                                                                   ------------
NET ASSETS - 100.0%                                                                $398,830,740
                                                                                   ============
-----------------------------------------------------------------------------------------------
*   As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost................................................................       $301,898,512
                                                                               ============
Gross unrealized appreciation ..........................................       $136,860,260
Gross unrealized depreciation ..........................................        (26,535,611)
                                                                               ------------
Net unrealized appreciation.............................................       $110,324,649
                                                                               ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       29

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                             SHARES/                                         SHARES/
                           BENEFICIAL         SHARES/       SHARES/        BENEFICIAL
                        INTEREST HELD AT    BENEFICIAL    BENEFICIAL    INTEREST HELD AT     VALUE AT
                          DECEMBER 31,       INTEREST      INTEREST         MARCH 31,        MARCH 31,        REALIZED
AFFILIATE                     2011          PURCHASED        SOLD             2012             2012          GAIN/LOSS     INCOME
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class       7,443,931        83,635(1)              -          7,527,566     $ 7,527,566            -    $  2,410
BlackRock Liquidity
  Series, LLC Money
  Market Series           $21,009,135             -       $(6,912,113)(2)    $14,097,022     $14,097,022            -    $ 89,133
PennyMac Mortgage
  Investment Trust              4,147             -              (165)             3,982     $    74,344      $  (186)   $  2,281
---------------------------------------------------------------------------------------------------------------------------------

(1)Represents net shares purchased.
(2)Represents beneficial interest sold.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Amount is less than $500.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(h) Represents the current yield as of report date.
(i) Security was purchased with the cash collateral from loaned securities.

o   Financial futures contracts purchased as of March 31, 2012 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                      NOTIONAL        UNREALIZED
CONTRACTS              ISSUE                EXCHANGE            EXPIRATION              VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
43            Russell 2000 E-Mini    ICE Futures US Indices      June 2012          $  3,559,110       $  (10,160)
42            S&P Mid 400 E-Mini        Chicago Mercantile       June 2012          $  4,167,660          (10,621)
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $  (20,781)
                                                                                                       ==========

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       30

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

    o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets and liabilities

    o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series' investments and derivative financial instruments:

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
    Aerospace & Defense ......................    $  5,541,476          -               -        $  5,541,476
    Air Freight & Logistics ..................         172,383          -               -             172,383
    Airlines .................................       1,469,411          -               -           1,469,411
    Alternative Energy .......................         379,366          -               -             379,366
    Auto Components ..........................         427,850          -               -             427,850
    Automobiles ..............................       2,255,739          -               -           2,255,739
    Automobiles & Parts ......................       4,196,040          -               -           4,196,040
    Banks ....................................      19,811,397          -               -          19,811,397
    Beverages ................................       1,554,357          -               -           1,554,357
    Biotechnology ............................       1,755,775          -               -           1,755,775
    Building Products ........................         609,358          -               -             609,358
    Capital Markets ..........................         372,052          -               -             372,052
    Chemicals ................................      11,379,957          -               -          11,379,957
    Commercial Banks .........................       1,106,758          -               -           1,106,758
    Commercial Services & Supplies ...........         258,442          -               -             258,442
    Communications Equipment .................       1,390,854          -               -           1,390,854
    Computers & Peripherals ..................       1,654,892          -               -           1,654,892
    Construction & Materials .................       7,880,590          -               -           7,880,590
    Consumer Finance .........................         113,729          -               -             113,729
    Containers & Packaging ...................         749,601          -               -             749,601
    Diversified Consumer Services ............         236,847          -               -             236,847
    Diversified Telecommunication Services ...         579,875          -               -             579,875
    Electricity ..............................       7,388,025          -               -           7,388,025
    Electronic & Electrical Equipment ........      13,237,115          -               -          13,237,115
    Electronic Equipment, Instruments &
    Components ...............................          54,697          -               -              54,697
    Energy Equipment & Services ..............       1,666,307          -               -           1,666,307
    Financial Services .......................       9,358,177          -               -           9,358,177
    Fixed Line Telecommunications ............       2,271,149          -               -           2,271,149
    Food & Drug Retailers ....................       2,609,152          -               -           2,609,152
    Food Producers ...........................       5,948,471          -               -           5,948,471
    Food Products ............................       1,068,980          -               -           1,068,980
    Forestry & Paper .........................         855,940          -               -             855,940
    Gas, Water & Multi-Utilities .............       5,839,353          -               -           5,839,353
    General Industrials ......................       4,037,623          -               -           4,037,623
    General Retailers ........................      17,916,245          -               -          17,916,245
    Health Care Equipment & Services .........      18,432,348          -               -          18,432,348

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       31

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
    Health Care Equipment & Supplies .........    $    307,603          -               -        $    307,603
    Health Care Providers & Services .........       1,538,271          -               -           1,538,271
    Health Care Technology ...................          18,361          -               -              18,361
    Hotels, Restaurants & Leisure ............       3,092,731          -               -           3,092,731
    Household Durables .......................          14,801          -               -              14,801
    Household Goods & Home Construction ......       8,053,393          -               -           8,053,393
    Industrial Engineering ...................      11,220,509          -               -          11,220,509
    Industrial Metals & Mining ...............       2,516,506          -               -           2,516,506
    Industrial Transportation ................       6,939,759          -               -           6,939,759
    Insurance ................................       2,679,066          -               -           2,679,066
    Internet Software & Services .............       1,208,822          -               -           1,208,822
    IT Services ..............................       1,791,279          -               -           1,791,279
    Leisure Equipment & Products .............         935,223          -               -             935,223
    Leisure Goods ............................       1,320,363          -               -           1,320,363
    Life Insurance ...........................       1,527,520          -               -           1,527,520
    Machinery ................................       2,427,033          -               -           2,427,033
    Media ....................................      13,285,731          -               -          13,285,731
    Metals & Mining ..........................         937,057          -               -             937,057
    Mining ...................................       3,240,009          -               -           3,240,009
    Mobile Telecommunications ................       1,195,125          -               -           1,195,125
    Total Multiline Retail ...................         283,401          -               -             283,401
    Nonlife Insurance ........................      11,269,598          -               -          11,269,598
    Oil & Gas Equipment & Services ...........         112,722          -               -             112,722
    Oil & Gas Exploration & Production .......       1,323,353          -               -           1,323,353
    Oil & Gas Producers ......................       8,973,180          -               -           8,973,180
    Oil Equipment, Services & Distribution ...       7,907,538      3,744               -           7,911,282
    Oil, Gas & Consumable Fuels ..............       4,254,288          -               -           4,254,288
    Paper & Forest Products ..................         724,014          -               -             724,014
    Personal Goods ...........................       5,668,232          -               -           5,668,232
    Personal Products ........................       1,074,792          -               -           1,074,792
    Pharmaceuticals ..........................         651,954          -               -             651,954
    Pharmaceuticals & Biotechnology ..........      17,275,883          -               -          17,275,883
    Professional Services ....................       1,266,037          -               -           1,266,037
    Real Estate Investment & Services ........       2,338,928          -               -           2,338,928
    Real Estate Investment Trusts (REITs) ....      33,586,444          -               -          33,586,444
    Real Estate Management & Development .....          16,090          -               -              16,090
    Road & Rail ..............................         314,416          -               -             314,416
    Semiconductors & Semiconductor Equipment .       3,527,473          -               -           3,527,473
    Software .................................       4,566,830          -               -           4,566,830
    Software & Computer Services .............      17,597,848          -               -          17,597,848
    Specialty Retail .........................       2,010,663          -               -           2,010,663
    Support Services .........................      14,798,037          -               -          14,798,037
    Technology Hardware & Equipment ..........      17,701,903          -               -          17,701,903
    Textiles, Apparel & Luxury Goods .........       1,209,491          -               -           1,209,491
    Tobacco ..................................         355,413          -               -             355,413
    Trading Companies & Distributors .........          94,769          -               -              94,769
    Travel & Leisure .........................      12,145,307          -               -          12,145,307
    Wireless Telecommunication Services ......         716,287          -               -             716,287
Other Interests:
    Chemicals ................................               -          -             380                 380
    Technology Hardware & Equipment ..........               -         45               -                  45
Warrants:
    Banks ....................................              20          -               -                  20

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       32

================================================================================

SCHEDULE OF INVESTMENTS (CONCLUDED)          MASTER EXTENDED MARKET INDEX SERIES

----------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
----------------------------------------------------------------------------------------------------------
Short-Term Securities .......................    $   7,527,566      $14,097,022        -    $   21,624,588
                                                 ---------------------------------------------------------
Total                                            $ 398,121,970      $14,100,811    $ 380    $  412,223,161
                                                 ---------------------------------------------------------

----------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                      LEVEL 1           LEVEL 2    LEVEL 3        TOTAL
----------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
LIABILITIES:
   Equity contracts .........................    $    (20,781)                -          -     $   (20,781)
----------------------------------------------------------------------------------------------------------
TOTAL                                            $    (20,781)                -          -     $   (20,781)
----------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Series' assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                      LEVEL 1       LEVEL 2    LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------
ASSETS:
Cash ........................................    $     281,263            -          -    $    281,263
LIABILITIES:
Collateral on Securities Loaned at Value ....      (14,097,022)           -          -     (14,097,022)
------------------------------------------------------------------------------------------------------
TOTAL                                            $ (13,815,759)           -          -    $(13,815,759)
------------------------------------------------------------------------------------------------------

There were no transfers between levels during the period ended March 31, 2012.

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2012       33



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.